UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2008 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

FQ Tax-Managed Equity Fund - 1/31/2008

Security Description	Shares		Value
Common Stocks - 97.5%
Consumer Discretionary - 10.7%
AutoZone, Inc.*	7,600		$918,688
DeVry, Inc.	5,400		298,026
Dish Network Corp., Class A	68,000		1,920,320
Ford Motor Co.*	469,800	[2]	3,119,472
Las Vegas Sands Corp.*	15,200	[2]	1,332,584
Lear Corp.*	27,800	[2]	816,208
Service Corp. International	63,000		757,890
Shaw Communications, Inc.	33,960		669,352
Sherwin-Williams Co., The	4,200		240,282
Target Corp.	17,200		955,976
Walt Disney Co., The	34,000		1,017,620
WMS Industries, Inc.*	14,600	[2]	546,040
Wynn Resorts Ltd.*	5,600	[2]	643,888
Total Consumer Discretionary			13,236,346
Consumer Staples - 12.1%
Altria Group, Inc.	16,900		1,281,358
Archer-Daniels-Midland Co.	85,000		3,744,250
Energizer Holdings, Inc.*	21,000		1,966,020
Hormel Foods Corp.	2,400		92,976
Kroger Co.	112,800		2,870,760
Loews Corp. - Carolina Group	33,200		2,726,716
Pantry, Inc., The*	3,400		98,804
PepsiAmericas, Inc.	6,000	[2]	147,840
Procter & Gamble Co.	11,400		751,830
Seaboard Corp.	300		385,575
Smithfield Foods, Inc.*	29,000		807,650
Total Consumer Staples			14,873,779
Energy - 13.1%
Baker Hughes, Inc.	1,400		90,902
BJ Services Co.	14,800		321,900
Callon Petroleum Co.*	21,400		329,774
Complete Production Services*	23,800	[2]	378,420
ConocoPhillips Co.	29,200		2,345,344
El Paso Corp.	89,200	[2]	1,470,016
Exxon Mobil Corp.	20,600		1,779,840
Frontline, Ltd.	87,400	[2]	3,720,618
GeoMet, Inc.*	25,200	[2]	129,528
Hercules Offshore, Inc.*	2,800	[2]	64,540
Nabors Industries, Ltd.*	6,600	[2]	179,652
Patterson-UTI Energy, Inc.	5,800		113,564
Pioneer Drilling Co.*	6,000		62,460
Schlumberger, Ltd.	4,800	[2]	362,208
Seacor Holdings, Inc.*	1,000	[2]	88,200
Tesoro Corp.	99,000		3,865,951
Transocean, Inc.	2,600		318,760
Union Drilling, Inc.*	7,800		119,964
Valero Energy Corp.	6,200		366,978
Total Energy			16,108,619
Financials - 10.4%
American Express Co.	15,400		759,528
American International Group, Inc.	21,800		1,202,488
Bancorp, Inc., The	1,600		23,248
Cathay General Bancorp	2,200	[2]	57,046
CB Richard Ellis Group, Inc.*	17,800	[2]	345,498

FQ Tax-Managed Equity Fund - 1/31/2008

Security Description	Shares		Value
Financials - 10.4% (continued)
Chubb Corp., The	11,200		$580,048
CIT Group, Inc.	4,000		111,840
Community Bancorp*	10,200		170,340
Countrywide Financial Corp.	2,500		17,025
Discover Financial Services	83,600	[2]	1,463,000
Fifth Third Bancorp	13,400		363,140
First Regional Bancorp	1,200		24,324
Goldman Sachs Group, Inc.	16,600		3,332,782
Lehman Brothers Holdings, Inc.	5,800	[2]	372,186
Loews Corp.	4,000		186,760
ProLogis	7,600	[2]	451,060
Rayonier, Inc.	6,400	[2]	270,848
Safeco Corp.	18,000		960,660
TFS Financial Corp.*	17,800	[2]	212,532
Transatlantic Holdings, Inc.	1,200		81,840
Wachovia Corp.	7,894		307,313
Wells Fargo & Co.	23,200	[2]	789,032
Wilshire Bancorp, Inc.	1,800		14,184
XL Capital, Ltd.	18,200	[2]	819,000
Total Financials			12,915,722
Health Care - 13.1%
Aetna, Inc.	44,400		2,364,744
Allergan, Inc.	4,600	[2]	309,074
AmerisourceBergen Corp.	36,200		1,688,730
Amgen, Inc.*	25,200		1,174,068
CIGNA Corp.	8,400		412,944
Cubist Pharmaceuticals, Inc.*	4,400	[2]	74,756
Forest Laboratories, Inc.*	14,800		588,596
Gilead Sciences, Inc.*	2,400		109,656
Henry Schein, Inc.*	7,600	[2]	441,788
Humana, Inc.*	43,600		3,501,080
Johnson & Johnson Co.	39,800		2,517,748
Pfizer, Inc.	14,600		341,494
Sepracor, Inc.*	36,000	[2]	1,016,640
Tenet Healthcare Corp.*	322,200	[2]	1,427,346
Thermo Fisher Scientific, Inc.*	3,200	[2]	164,768
Total Health Care			16,133,432
Industrials - 9.9%
Allied Waste Industries, Inc.*	45,800	[2]	451,130
Boeing Co., The	3,000		249,540
Cummins, Inc.	6,800		328,304
Dun & Bradstreet Corp.	31,800		2,924,964
EMCOR Group, Inc.*	18,198	[2]	399,082
Encore Wire Corp.	28,400	[2]	473,712
General Electric Co.	49,800		1,763,418
Lockheed Martin Corp.	8,000		863,360
Parker Hannifin Corp.	16,300	[2]	1,102,043
Shaw Group Inc., The*	49,600		2,802,400
United Stationers, Inc.*	10,400	[2]	574,704
URS Corp.*	5,000	[2]	219,500
Total Industrials			12,152,157
Information Technology - 16.8%
Agilent Technologies, Inc.*	24,600		834,186
Amkor Technology, Inc.*	84,400		644,816
Apple, Inc.*	18,800		2,544,768

FQ Tax-Managed Equity Fund - 1/31/2008

Security Description	Shares		Value
Information Technology - 16.8% (continued)
Autodesk, Inc.*	21,600		$888,840
BMC Software, Inc.*	73,800		2,364,552
Cisco Systems, Inc.*	59,700		1,462,650
eBay, Inc.*	10,000		268,900
EchoStar Corp., Class A	13,600	[2]	397,392
EMC Corp.*	27,000		428,490
Google, Inc.*	2,000		1,128,600
Jack Henry & Associates, Inc.	3,200		78,656
Hewitt Associates, Inc., Class A*	15,800		587,286
Hewlett-Packard Co.	19,200	[2]	840,000
International Business Machines Corp.	10,200		1,094,868
Microsoft Corp.	102,400		3,338,240
NCR Corp.*	23,600		506,928
Oracle Corp.*	85,800		1,763,190
Sapient Corp.*	143,000	[2]	1,002,430
Teradata Corp.*	23,600		562,152
Total Information Technology			20,736,944
Materials - 4.0%
Carpenter Technology Corp.	15,400		949,256
E.I. du Pont de Nemours & Co., Inc.	6,200		280,116
Ecolab, Inc.	4,200		202,650
Freeport McMoRan Copper & Gold, Inc., Class B	11,800		1,050,554
Nucor Corp.	25,800		1,491,240
Reliance Steel & Aluminum Co.	18,600		915,306
Total Materials			4,889,122
Telecommunication Services - 3.9%
AT&T, Inc.	65,800		2,532,642
Centennial Communications Corp.*	38,400	[2]	219,648
Centurytel, Inc.	47,400		1,749,534
Qwest Communications International, Inc.*	53,800		316,344
Total Telecommunication Services			4,818,168
Utilities - 3.5%
AES Corp., The*	25,800		492,264
Energen Corp.	25,600		1,610,240
Mirant Corp.*	42,300		1,558,332
NRG Energy, Inc.*	3,200	[2]	123,488
Portland General Electric Company	5,000	[2]	123,200
UGI Corp.	15,210		404,890
Total Utilities			4,312,414
Total Common Stocks (cost $109,518,718)			120,176,703
Other Investment Companies - 20.5%[1]
Bank of New York Institutional Cash Reserves Fund, 4.02%[3]	24,206,742		24,206,742
Dreyfus Cash Management Fund, Institutional Class Shares, 4.26%	1,153,072		1,153,072
Total Other Investment Companies (cost $25,359,814)			25,359,814
Total Investments - 118.0% (cost $134,878,532)			145,536,517
Other Assets, less Liabilities - (18.0)%			(22,241,966)
Net Assets - 100%			$123,294,551

FQ US Equity Fund - 1/31/2008

Security Description	Shares		Value
Common Stocks - 98.9%
Consumer Discretionary - 10.1%
1-800-FLOWERS.COM, Inc.*	25,000		$195,250
Autoliv, Inc.	20,400	[2]	1,018,980
Best Buy Co., Inc.	8,400	[2]	410,004
Big Lots, Inc.*	8,800		152,768
Borders Group, Inc.	37,800	[2]	425,628
Coach, Inc.*	19,600		628,180
DeVry, Inc.	9,800	[2]	540,862
Expedia, Inc.*	26,800	[2]	616,936
G-III Apparel Group, Ltd.*	9,900		132,363
Idearc, Inc.	27,955		454,548
Las Vegas Sands Corp.*	4,200	[2]	368,214
Lear Corp.*	11,800	[2]	346,448
Liberty Global, Inc.*	11,400	[2]	460,674
MGM Grand, Inc.*	5,000		366,100
Overstock.com, Inc.*	11,200		116,816
RadioShack Corp.	22,200	[2]	385,170
Regal Entertainment Group	8,800	[2]	163,152
Sherwin-Williams Co., The	7,200	[2]	411,912
The Wet Seal, Inc., Class A*	24,800	[2]	75,640
Urban Outfitters, Inc.*	4,000	[2]	116,000
Washington Post Co., The	600	[2]	446,400
WMS Industries, Inc.*	9,200	[2]	344,080
Wynn Resorts Ltd.*	8,400		965,832
Total Consumer Discretionary			9,141,957
Consumer Staples - 4.8%
Anheuser-Busch Companies, Inc.	13,100		609,412
Cal-Maine Foods, Inc.	4,200	[2]	121,086
Del Monte Foods Co.	21,800	[2]	195,546
Imperial Sugar Co.	12,200		268,156
Kroger Co.	93,000		2,366,850
MGP Ingredients, Inc.	10,800		102,492
Sanderson Farms, Inc.	19,400	[2]	652,034
Total Consumer Staples			4,315,576
Energy - 10.4%
Baker Hughes, Inc.	1,600	[2]	103,888
ChevronTexaco Corp.	1,200		101,400
ConocoPhillips Co.	30,000		2,409,600
Edge Petroleum Corp.	20,200	[2]	133,522
El Paso Corp.	25,600		421,888
Exxon Mobil Corp.	26,000		2,246,400
Grey Wolf, Inc.*	95,400	[2]	568,584
Helmerich & Payne, Inc.	10,800	[2]	423,576
Marathon Oil Corp.	5,600		262,360
Patterson-UTI Energy, Inc.	14,600		285,868
Pioneer Drilling Co.*	41,000		426,810
Schlumberger, Ltd.	1,400		105,644
Tesoro Corp.	33,400	[2]	1,304,270
Transocean, Inc.	2,638	[2]	323,419
Trico Marine Services, Inc.*	2,800	[2]	89,852
Valero Energy Corp.	3,000		177,570
Total Energy			9,384,651

FQ US Equity Fund - 1/31/2008

Security Description	Shares		Value
Financials - 15.3%
AMB Property Corp.	5,000		$253,000
American Express Co.	16,200		798,984
American International Group, Inc.	5,800		319,928
Axis Capital Holdings, Ltd.	12,000		480,480
Bank of America Corp.	30,801		1,366,024
Boston Properties, Inc.	4,400	[2]	404,448
Chubb Corp., The	10,600		548,974
Citigroup, Inc.	8,000		225,760
Comerica, Inc.	12,000		523,440
Discover Financial Services	36,600	[2]	640,500
Eaton Vance Corp.	12,800	[2]	477,056
Federated Investors, Inc.	11,000	[2]	468,270
Goldman Sachs Group, Inc.	4,800		963,696
Green Bankshares, Inc.	9,600		201,120
Host Marriott Corp.	29,800		498,852
Huntington Bancshares, Inc.	39,600	[2]	532,620
Jones Lang LaSalle, Inc.	12,200	[2]	949,160
JPMorgan Chase & Co.	31,000		1,474,050
Plum Creek Timber Co., Inc.	5,200	[2]	217,100
ProLogis	9,400	[2]	557,890
Rayonier, Inc.	11,300	[2]	478,216
SL Green Realty Corp.	2,400	[2]	222,744
Travelers Companies, Inc., The	12,600		606,060
Wells Fargo & Co.	4,400		149,644
XL Capital, Ltd.	10,600	[2]	477,000
Total Financials			13,835,016
Health Care - 12.7%
Abbott Laboratories Co.	6,000		337,800
Aetna, Inc.	26,400		1,406,064
Align Technology, Inc.*	11,600	[2]	136,648
AmerisourceBergen Corp.	7,600		354,540
Amgen, Inc.*	2,600		121,134
Applera Corp.	3,600		113,508
Becton, Dickinson & Co.	5,500		475,915
CIGNA Corp.	2,800		137,648
Covidien Ltd.	21,600		964,008
Edwards Lifesciences Corp.*	3,200		148,064
Gilead Sciences, Inc.*	3,000		137,070
Hillenbrand Industries, Inc.	6,600		341,352
InterMune, Inc.*	7,400		124,098
Johnson & Johnson Co.	23,000		1,454,980
Kinetic Concepts, Inc.*	7,400		368,372
Magellan Health Services, Inc.*	9,400		411,156
Medtronic, Inc.	25,000		1,164,250
Merck & Co., Inc.	23,200		1,073,696
Noven Pharmaceuticals, Inc.*	16,400	[2]	220,252
OSI Pharmaceuticals, Inc.*	8,800	[2]	350,944
Pfizer, Inc.	3,800		88,882
RehabCare Group, Inc.*	5,600		117,544
Tenet Healthcare Corp.*	42,000	[2]	186,060
Universal Health Services, Inc., Class B	25,400	[2]	1,197,102
Vertex Pharmaceuticals, Inc.*	3,200	[2]	65,152
Total Health Care			11,496,239

FQ US Equity Fund - 1/31/2008

Security Description	Shares		Value
Industrials - 11.1%
American Superconductor Corp.*	13,196	[2]	$267,219
Caterpillar, Inc.	8,800		626,032
Diamond Management & Technology Consultants, Inc.	13,800	[2]	64,170
EMCOR Group, Inc.*	23,400	[2]	513,162
Encore Wire Corp.	14,200		236,856
Fluor Corp.	3,800		462,346
General Electric Co.	22,000		779,020
Harsco Corp.	1,400		79,688
Illinois Tool Works, Inc.	7,800		393,120
Lockheed Martin Corp.	8,800		949,696
Northrop Grumman Corp.	11,600		920,576
On Assignment, Inc.*	57,600		320,256
Rockwell Automation, Inc.	39,200		2,235,184
Shaw Group Inc., The*	12,400	[2]	700,600
United Stationers, Inc.*	18,200	[2]	1,005,732
URS Corp.*	11,800		518,020
Total Industrials			10,071,677
Information Technology - 22.4%
Activision, Inc.*	10,200		263,874
Agilent Technologies, Inc.*	16,600		562,906
Apple, Inc.*	14,800		2,003,328
Applied Materials, Inc.	40,400		723,968
Autodesk, Inc.*	11,600		477,340
Cisco Systems, Inc.*	109,600		2,685,200
eBay, Inc.*	2,600		69,914
EMC Corp.*	22,400		355,488
Factset Research Systems, Inc.	4,400	[2]	246,092
Global Payments, Inc.	20,000		748,000
Google, Inc.*	1,000		564,300
Harmonic, Inc.*	30,800	[2]	336,336
Jack Henry & Associates, Inc.	43,800		1,076,604
Hewitt Associates, Inc., Class A*	35,200		1,308,384
International Business Machines Corp.	5,000		536,700
Mastercard, Inc.	2,000	[2]	414,000
Microsoft Corp.	116,800		3,807,681
Net 1 UEPS Technologies, Inc.*	4,800	[2]	137,664
Oracle Corp.*	26,400		542,520
Paychex, Inc.	27,200	[2]	889,984
Photronics, Inc.*	24,200		294,998
QUALCOMM, Inc.	5,600		237,552
Safeguard Scientifics, Inc.*	53,800		103,296
Salesforce.com, Inc.*	5,200		271,856
Sapient Corp.*	71,800	[2]	503,318
Synopsys, Inc.*	7,400		162,948
Teradyne, Inc.*	49,000		537,530
Texas Instruments, Inc.	9,800	[2]	303,114
Yahoo!, Inc.*	2,700	[2]	51,786
Total Information Technology			20,216,681
Materials - 3.8%
Carpenter Technology Corp.	17,000	[2]	1,047,880
Freeport McMoRan Copper & Gold, Inc., Class B	6,400	[2]	569,792
Nucor Corp.	24,000		1,387,200
Southern Copper Corp.	3,400	[2]	319,056

FQ US Equity Fund - 1/31/2008

Security Description	Shares		Value
Materials - 3.8% (continued)
Westlake Chemical Corp.	4,800	[2]	$96,480
Total Materials			3,420,408
Telecommunication Services - 3.7%
AT&T, Inc.	39,200		1,508,808
Centurytel, Inc.	21,200		782,492
Qwest Communications International, Inc.*	187,600	[2]	1,103,088
Total Telecommunication Services			3,394,388
Utilities - 4.6%
Atmos Energy Corp.	34,200	[2]	982,224
Centerpoint Energy, Inc.	35,000	[2]	560,350
Laclede Group, Inc., The	4,400		147,752
Sempra Energy	10,600		592,540
Sierra Pacific Resources	34,200		511,974
UGI Corp.	15,400		409,948
WGL Holdings, Inc.	28,400		915,616
Total Utilities			4,120,404
Total Common Stocks (cost $93,472,512)			89,396,997
Other Investment Companies - 27.5%[1]
Bank of New York Institutional Cash Reserves Fund, 4.02%[3]	23,984,561		23,984,561
Dreyfus Cash Management Fund, Institutional Class Shares, 4.26%	872,027		872,027
Total Other Investment Companies (cost $24,856,588)			24,856,588
Total Investments - 126.4% (cost $118,329,100)			114,253,585
Other Assets, less Liabilities - (26.4)%			(23,870,260)
Net Assets - 100%			$90,383,325

Managers AMG FQ Global Alternatives Fund

January 31, 2008

Statement of Net Assets (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 94.2%
U.S. Government Obligations - 13.9%[8]
US Treasury Bills, 1.347%, 02/07/08 (United States)	$1,038,000	$1,037,839
US Treasury Bills, 1.909%, 03/06/08 (United States) [6]	5,299,000	5,290,744
US Treasury Bills, 2.089%, 05/01/08 (United States) [6]	1,528,000	1,520,704
Total U.S. Government Obligations (cost $7,841,962)		7,849,287
	Shares
Short-Term Investments - 80.3%
S & P 500 Depository Receipts	66,506	9,135,929
Dreyfus Cash Management Fund, Institutional Class Shares, 4.26%[1]	16,146,341	16,146,341
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 4.29%[1]	20,000,000	20,000,000
Total Short-Term Investments (cost $45,368,136)		45,282,270
Total Investments in Securities (cost $53,210,098)		53,131,557
Cash		513,458
Cash held as collateral [9]		1,400,000
Receivable for Fund shares sold		1,014,439
Receivable for foreign currency contracts		425,543
Interest and other receivables		123,236
Receivable for variation margin on futures		870,719
Unrealized gains on forward foreign currency contracts		4,608,679
Prepaid expenses		20,805
Total assets		62,108,436
Liabilities:
Payable for Fund shares repurchased		497,331
Unrealized losses on forward foreign currency contracts		4,347,940
Payable for variation margin		728,546
Accrued expenses:
Investment advisory and management fees		73,388
Administrative fees		10,905
Distribution fees		16,080
Professional fees		11,455
Other		24,881
Total liabilities		5,710,527
Net Assets		$56,397,909
Net Assets Represent:
Paid-in capital		$53,466,307
Undistributed net investment income		3,106,623
Accumulated net realized loss from investments and futures contracts		(1,009,678)
Accumulated net realized gain from currency contracts		212,931
Net unrealized appreciation of investments, futures and foreign currency contracts		621,726
Net Assets		$56,397,909
Class A Shares - Net Assets
Shares outstanding		4,730,975
Net asset value, offering and redemption price per share		$10.17
Public offering price per share based on a maximum sales charge of 5.75%		$10.75
Class C Shares - Net Assets
Shares outstanding		822,379
Net asset value, offering and redemption price per share		$10.05

Managers Fremont Global Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 63.4%
Consumer Discretionary - 5.7%
1-800-FLOWERS.COM, Inc. *	6,400		$49,985
Autoliv, Inc.	4,600		229,770
Best Buy Co., Inc.	1,800	[2]	87,858
Big Lots, Inc. *	2,400		41,664
Borders Group, Inc.	8,800	[2]	99,088
Carphone Warehouse Group, PLC, The (United Kingdom)	79,070		520,641
Coach, Inc. *	4,800		153,840
Comcast Corp., Special Class A *	24,420		439,316
Compagnie Generale des Etablissements Michelin (France)	1,650		159,237
DaimlerChrylser Ag (Germany)	6,078		475,296
DeVry, Inc.	2,200	[2]	121,418
Expedia, Inc. *	5,000	[2]	115,100
Focus Media Holding, Ltd. (Cayman Islands)*	400	[2]	19,220
Garmin, Ltd. (Cayman Islands)	9,400	[2]	678,210
G-III Apparel Group, Ltd. *	2,300		30,751
Great Wolf Resorts, Inc. *	3,000		24,810
Hyundai Motor Co. - Sponsored GDR (South Korea) (a)	5,900		223,020
Idearc, Inc.	6,936		112,779
KarstadtQuelle AG (Germany)*	25,913		481,437
Lagardere S.C.A. (France)	2,600		191,021
Las Vegas Sands Corp. *	800	[2]	70,136
Lear Corp. *	3,200	[2]	93,952
LG Electronics, Inc. (South Korea)	1,880		182,471
Li & Fung Ltd. (Hong Kong)	18,000		67,778
Liberty Global, Inc. *	2,600	[2]	105,066
Lowe’s Co., Inc.	15,500		409,820
MGM Grand, Inc. *	1,200		87,864
News Corp., Inc., Class A	43,000		812,700
Nissan Motor Co., Ltd. (Japan)	47,300		441,779
Overstock.com, Inc. *	2,600		27,118
RadioShack Corp.	5,200	[2]	90,220
Regal Entertainment Group	1,800	[2]	33,372
Renault SA (France)	3,500		399,478
SES GLOBAL (France)	383		9,334
Sharp Corp. (Japan)	18,000		313,534
Sherwin-Williams Co., The	1,800		102,978
Sony Corp. (Japan)	5,500		259,825
The Wet Seal, Inc., Class A *	8,400		25,620
Urban Outfitters, Inc. *	800	[2]	23,200
Washington Post Co., The	200		148,800
WMS Industries, Inc. *	2,200	[2]	82,280
Wyndham Worldwide Corp.	11,316		266,605
Wynn Resorts Ltd. *	2,000	[2]	229,960
Yamada Denki Co., Ltd. (Japan)	1,060		113,535
Total Consumer Discretionary			8,651,886
Consumer Staples - 4.2%
Anheuser-Busch Companies, Inc.	3,600		167,472
Associated British Foods PLC (United Kingdom)	10,700		185,576
Carrefour SA (France)	2,719		191,471
Cal-Maine Foods, Inc.	800		23,064
CVS Corp.	16,190		632,543
Del Monte Foods Co.	5,100	[2]	45,747
Imperial Sugar Co.	2,800		61,544
Japan Tobacco, Inc. (Japan)	38		201,665
Koninklijke Ahold N.V. (Netherlands)*	15,600		204,434
Kraft Foods, Inc.	17,930		524,632
Kroger Co.	23,300		592,985
MGP Ingredients, Inc.	2,400		22,776
PepsiCo, Inc.	11,000		750,090
Procter & Gamble Co.	13,800		910,110
Reckitt Benckiser Group PLC (United Kingdom)	7,889		413,225
Sanderson Farms, Inc.	4,400	[2]	147,884
Swedish Match AB (Sweden)	8,200		181,106
Tesco PLC (United Kingdom)	66,888		559,153
Unilever NV (Netherlands)	17,879		583,035
Total Consumer Staples			6,398,512

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy - 5.6%
Baker Hughes, Inc.	4,970		$322,703
Cameco Corp. (Canada)	8,100	[2]	274,185
ChevronTexaco Corp.	7,700		650,650
China Petroleum and Chemical Corp., Class H (Hong Kong)	148,000		155,338
ConocoPhillips Co.	13,510		1,085,123
Devon Energy Corp.	7,250		616,105
Edge Petroleum Corp.	4,600	[2]	30,406
EL Paso Corp.	33,490		551,915
Eni S.p.A. (Italy)	11,000		355,658
Exxon Mobil Corp.	6,000		518,400
Grey Wolf, Inc. *	21,000		125,160
Helmerich & Payne, Inc.	2,600		101,972
LUKOIL Holdings, ADR (Russia)	2,350	[2]	158,625
Marathon Oil Corp.	1,400		65,590
Patterson-UTI Energy, Inc.	2,600		50,908
Petro-Canada (Canada)	2,400		109,070
Petroleo Brasileiro S.A. (Brazil)	2,300	[2]	214,613
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	1,700		188,938
Pioneer Drilling Co. *	9,200		95,772
Royal Dutch Shell PLC, Class A (United Kingdom)	14,200		507,880
Smith International, Inc.	15,000		813,150
Statoil ASA (Norway)	8,100		213,282
Tesoro Corp.	7,600	[2]	296,780
Total SA (France)	2,600		189,224
Transocean, Inc.	6,256	[2]	766,986
Trico Marine Services, Inc. *	800		25,672
Vaalco Energy, Inc. *	2,600		11,700
Valero Energy Corp.	600		35,514
Total Energy			8,531,319
Financials - 11.7%
Allianz AG (Germany)	2,400		427,759
AMB Property Corp.	1,200		60,720
American Express Co.	29,710		1,465,297
American International Group, Inc.	11,420		629,927
Aviva PLC (United Kingdom)	22,681		284,543
Axis Capital Holdings, Ltd. (Bermuda)	2,800		112,112
Bank of America Corp.	21,018		932,148
Barclays PLC (United Kingdom)	30,500		287,909
Blackrock, Inc.	4,400		972,840
BNP Paribas SA (France)	5,000		495,972
Bolsa de Mercadorias & Futuros S.A. (Brazil)	22,500		203,383
Boston Properties, Inc.	1,000	[2]	91,920
Central Pacific Financial Corp.	600	[2]	11,400
China Merchants Bank Co., Ltd. (China)	34,500		121,634
Chubb Corp., The	2,400		124,296
Citigroup, Inc.	18,600		524,892
CME Group, Inc.	1,450	[2]	897,405
Comerica, Inc.	2,800		122,136
Credit Agricole SA (France)	7,340		225,876
Credit Suisse Group (Switzerland)	5,400		307,462
Deutsche Bank AG (Germany)	2,300		258,881
Deutsche Boerse AG (Germany)	1,307		228,695
Discover Financial Services	8,400	[2]	147,000
Eaton Vance Corp.	3,000		111,810
Federated Investors, Inc.	2,600		110,682
Fondiaria-Sai SpA (Italy)	4,800		189,967
Fortis (Belgium)	12,500		279,587
Franklin Resources, Inc.	6,200		646,226
Goldman Sachs Group, Inc.	2,900		582,233
Green Bankshares, Inc.	2,200		46,090
HBOS PLC (United Kingdom)	31,780		442,824
Host Marriott Corp.	7,200		120,528
Huntington Bancshares, Inc.	9,200	[2]	123,740
ING Groep NV (Netherlands)	13,800		449,631
Invesco Ltd.	7,054	[2]	192,010
Jones Lang LaSalle, Inc.	2,800	[2]	217,840
JPMorgan Chase & Co.	17,230		819,286
Kookmin Bank, Sponsored ADR (South Korea)*	2,400		159,600
Man Group PLC (United Kingdom)	53,115		584,798
Merrill Lynch & Co., Inc.	6,800		383,520
Mitsubishi Tokyo Financial Group, Inc. (Japan)	40,000		396,459

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 11.7% (continued)
Muenchener Rueckversicherungs AG (Germany)	1,700		$307,030
National Bank of Greece S.A. (Greece)	1,566		95,714
ORIX Corp. (Japan)	1,990		343,647
Plum Creek Timber Co., Inc. (REIT)	1,000	[2]	41,750
ProLogis	2,000	[2]	118,700
Rayonier, Inc.	2,500	[2]	105,800
Royal Bank of Scotland Group PLC (United Kingdom)	46,653		359,670
Schroders PLC (United Kingdom)	6,578		143,377
Simon Property Group, Inc.	200	[2]	17,876
SL Green Realty Corp.	600	[2]	55,686
Societe Generale (France)	2,230		280,116
Sumitomo Mitsui Financial Group, Inc. (Japan)	56		449,437
Sumitomo Realty & Development Co., Ltd. (Japan)	5,000		124,988
Sun Hung Kai Properties, Ltd. (Hong Kong)	10,000		198,438
Travelers Companies, Inc., The	3,000		144,300
Wells Fargo & Co.	1,200		40,812
XL Capital, Ltd. (Bermuda)	2,400	[2]	108,000
Total Financials			17,726,379
Health Care - 6.9%
Abbott Laboratories Co.	9,840		553,991
Aetna, Inc.	5,800		308,908
Alcon, Inc. (Switzerland)	3,000	[2]	426,000
Align Technology, Inc. *	2,600	[2]	30,628
AmerisourceBergen Corp.	2,000		93,300
Amgen, Inc. *	800		37,272
Applera Corp.	800		25,224
AstraZeneca PLC (United Kingdom)	4,331		181,888
Becton, Dickinson & Co.	6,400		553,792
CIGNA Corp.	800		39,328
Covidien Ltd. (Bermuda)	13,100		584,653
CSL Ltd. (Australia)	6,884		215,505
Edwards Lifesciences Corp. *	1,000	[2]	46,270
Elan Corp., PLC -Sponsored ADR (Ireland)*	17,500	[2]	444,675
Genentech, Inc. *	8,300		582,577
Gilead Sciences, Inc. *	22,800		1,041,732
GlaxoSmithKline PLC (United Kingdom)	3,500		82,952
Hillenbrand Industries, Inc.	1,800		93,096
InterMune, Inc. *	1,600		26,832
Johnson & Johnson Co.	10,450		661,067
Kinetic Concepts, Inc. *	1,800		89,604
Magellan Health Services, Inc. *	2,200		96,228
McKesson Corp.	5,380		337,810
Medtronic, Inc.	6,000	[2]	279,420
Merck & Co., Inc.	5,600		259,168
Noven Pharmaceuticals, Inc. *	4,000		53,720
OSI Pharmaceuticals, Inc. *	2,000	[2]	79,760
Phonak Holding AG (Switzerland)	4,735		423,284
RehabCare Group, Inc. *	1,200	[2]	25,188
Roche Holding AG (Switzerland)*	960		174,308
Sanofi-Synthelabo SA (France)	5,791		472,245
Stryker Corp.	12,200		817,034
Tenet Healthcare Corp. *	12,600	[2]	55,818
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	6,500		299,260
UCB SA (Belgium)	5,538		269,437
UnitedHealth Group, Inc.	8,720		443,325
Universal Health Services, Inc., Class B	6,000	[2]	282,780
Total Health Care			10,488,079
Industrials - 8.4%
A.T. Cross Co., Class A *	8,800		74,799
Air France-KLM (France)	6,200		172,967
Alstom (France)	2,100		424,070
American Superconductor Corp. *	2,738	[2]	55,444
BAE Systems PLC (United Kingdom)	24,500		228,234
Caterpillar, Inc.	2,200	[2]	156,508
China Communications Constuction Co., Ltd. (China)	107,000		256,404
Deutsche Lufthansa AG (Germany)	9,800		234,954
easyJet PLC (United Kingdom)*	15,534		145,549
EMCOR Group, Inc. *	5,400	[2]	118,422
Encore Wire Corp.	2,800		46,704
Fluor Corp.	800		97,336
General Electric Co.	47,700		1,689,057

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 8.4% (continued)
Hansen Transmissions International N.V. (Belgium)*	46,047		$219,760
Harsco Corp.	200		11,384
Illinois Tool Works, Inc.	1,400		70,560
Lockheed Martin Corp.	10,400		1,122,368
Manitowoc Co., The	18,000	[2]	686,160
McDermott International, Inc. *	13,900	[2]	655,802
Mitsui & Co., Ltd. (Japan)	7,000		142,603
Mitsui O.S.K. Lines, Ltd. (Japan)	13,000		159,589
Nippon Yusen Kabushiki Kaisha (Japan)	23,000		188,358
Northrop Grumman Corp.	3,600		285,696
On Assignment, Inc. *	12,200		67,832
Parker Hannifin Corp.	300		20,283
Precision Castparts Corp.	7,000		796,600
Rockwell Automation, Inc.	9,200		524,584
Ryanair Holdings PLC (Ireland)*	10,100	[2]	337,542
Shaw Group Inc., The *	2,800	[2]	158,200
Siemens AG (Germany)	1,375		177,239
Suntech Power Holdings Co., Ltd. (China)*	5,300	[2]	290,069
Tredegar Corp.	1,800		24,948
United Parcel Service, Inc., Class B	7,700	[2]	563,332
United Stationers, Inc. *	4,200	[2]	232,092
United Technologies Corp.	21,200		1,556,292
URS Corp. *	2,600	[2]	114,140
Vestas Wind Systems A/S (Denmark)*	6,600		641,037
Total Industrials			12,746,918
Information Technology - 11.2%
Activision, Inc. *	1,800		46,566
Agilent Technologies, Inc. *	3,800		128,858
Apple, Inc. *	8,400		1,137,024
Applied Materials, Inc.	8,800		157,696
ARM Holdings PLC (United Kingdom)	106,082		248,257
ASML Holding N.V. (Netherlands)*	22,337		589,425
Autodesk, Inc. *	2,200		90,530
Cisco Systems, Inc. *	83,900		2,055,550
EMC Corp. *	5,600		88,872
Factset Research Systems, Inc.	1,000	[2]	55,930
Fujitsu Ltd. (Japan)	42,000		274,441
Global Payments, Inc.	4,800		179,520
Google, Inc. *	2,150		1,213,245
Harmonic, Inc. *	6,000	[2]	65,520
Harris Corp.	13,200		721,908
Henry (Jack) & Associates, Inc.	10,200		250,716
Hewitt Associates, Inc., Class A *	8,200		304,794
Hewlett-Packard Co.	7,800		341,250
Hynix Semiconductor, Inc. (South Korea)*	5,500		151,499
International Business Machines Corp.	6,400		686,976
Logitech International SA (Switzerland)	17,708		537,778
LTX Corp. *	4,600	[2]	12,420
Mastercard, Inc.	400	[2]	82,800
Microsoft Corp.	51,600		1,682,160
Net 1 UEPS Technologies, Inc. *	1,200	[2]	34,416
Nintendo Co., Ltd. (Japan)	600		303,410
Nokia Corp., Sponsored ADR (Finland)	11,300		417,535
Nokia Oyj (Finland)	25,560		941,181
Oracle Corp. *	73,900		1,518,645
Paychex, Inc.	6,800		222,496
Photronics, Inc. *	5,200		63,388
QUALCOMM, Inc.	1,000		42,420
Research In Motion, Ltd. (Canada)*	7,400		694,712
RF Micro Devices, Inc. *	4,800		15,504
Salesforce.com, Inc. *	1,000	[2]	52,280
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)	700		220,627
Sapient Corp. *	16,000	[2]	112,160
Synopsys, Inc. *	1,400		30,828
Teradata Corp. *	1,000		23,820
Teradyne, Inc. *	12,000	[2]	131,640
Texas Instruments, Inc.	2,000		61,860
Toshiba Corp. (Japan)	32,000		218,679
United Microelectronics Corp. (Luxembourg)*	476,146		257,119
Xerox Corp. *	28,800		443,520
Yahoo!, Inc. *	500	[2]	9,590
Total Information Technology			16,919,565

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials - 4.5%
Alcoa, Inc.	16,960		$561,376
Antofagasta PLC (United Kingdom)	8,900		116,903
ArcelorMittal (Luxembourg)	5,079		328,467
Barrick Gold Corp. (Canada)	8,500	[2]	437,665
BASF AG (Germany)	4,500		586,085
Buzzi Unicem S.p.A. (Italy)	2,900		68,621
Carpenter Technology Corp.	3,800		234,232
Cemex SAB de C.V. (Mexico)*	17,906	[2]	485,432
Cia Vale do Rio Doce (Brazil)	6,900	[2]	179,607
Compania Vale do Rio Doce - ADR (Brazil)	7,600		227,848
E.I. du Pont de Nemours & Co., Inc.	300		13,554
Freeport McMoRan Copper & Gold, Inc., Class B	1,400	[2]	124,642
JFE Holdings, Inc. (Japan)	7,500		349,873
K+S AG	1,191		302,571
Kazakmys PLC (United Kingdom)	6,800		165,778
Mitsubishi Chemical Holdings Corp. (Japan)	26,500		192,915
Mitsui Petrochemical (Japan)	27,000		180,683
Northern Technologies International Corp. *	6,550		67,138
NOVA Chemicals Corp. (Canada)	11		315
Nucor Corp.	5,400		312,120
POSCO, Sponsored ADR (South Korea)	1,500	[2]	203,340
Potash Corp. of Saskatchewan (Canada)	4,100		577,608
Southern Copper Corp.	600	[2]	56,304
Stora Enso Oyj (Finland)	5,300		73,690
Westlake Chemical Corp.	1,200	[2]	24,120
Xstrata PLC (United Kingdom)	11,199		862,244
Total Materials			6,733,131
Telecommunication Services - 2.8%
America Movil , S.A. de C.V. (Mexico)	11,400		682,974
AT&T, Inc.	26,300		1,012,287
Centurytel, Inc.	5,000		184,550
China Netcom Group Corp. (Hong Kong)	70,000		215,073
France Telecom SA (France)	9,640		339,983
Millicom International Cellular S.A. (Luxembourg)*	1,900	[2]	201,286
Nippon Telegraph & Tel Corp. (Japan)	43		204,642
Orascom Telecom Holding SAE - GDR (Egypt)	5,600		423,139
Qwest Communications International, Inc. *	42,600		250,488
Telefonica SA (Spain)	4,805		140,467
U.S. Cellular Corp. *	200		14,220
Vodafone Group PLC (United Kingdom)	167,498		585,949
Total Telecommunication Services			4,255,058
Utilities - 2.4%
Atmos Energy Corp.	9,600	[2]	275,712
Centerpoint Energy, Inc.	7,400		118,474
E.ON AG (Germany)	1,800		331,483
Exelon Corp.	6,820		519,616
Iberdrola Renovables SAU (Spain)*	78,501		632,555
Laclede Group, Inc.	1,000		33,580
RWE AG (Germany)	1,720		211,141
Sempra Energy	3,100		173,290
Sierra Pacific Resources	8,600		128,742
Tokyo Electric Power Co., Inc., The (Japan)	10,900		282,703
UGI Corp.	4,200		111,804
Veolia Environment (France)	7,484		615,591
WGL Holdings, Inc.	6,800		219,232
Total Utilities			3,653,923
Total Common Stocks (cost $90,843,709)			96,104,770
Warrants - 0.2%
Asustek Computer, Inc. (Luxembourg), 01/19/17	30,800		79,125
AU Optronics Corp. (Luxembourg), 01/17/12	149,260		245,234
Total Warrants (cost $305,603)			324,359
Other Investment Companies - 35.2%
Managers Global Bond Fund (cost $51,411,302)	2,452,712		53,346,494
Short-Term Investments - 9.1%[1]
Bank of New York Institutional Cash Reserves Fund, 4.02%[3]	11,865,677		11,865,677
Dreyfus Cash Management Fund, Institutional Class Shares, 4.26%	1,889,525		1,889,526
Total Short-Term Investments (cost $13,755,203)			13,755,203
Total Investments - 107.9% (cost $156,315,817)			163,530,826
Other Assets, less Liabilities - (7.9)%			(12,004,427)
Net Assets - 100%			$151,526,399

Managers Small Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 94.6%
Consumer Discretionary - 8.8%
Arbitron, Inc.	12,500	[2]	$499,625
Capella Education Co.*	15,300		965,124
Corinthian Colleges, Inc.*	40,000	[2]	338,000
Dolan Media Co.*	24,700		559,702
FGX International Holdings, Ltd.*	25,700		259,570
Gaylord Entertainment Co., Class A*	22,700		662,613
Hibbett Sports, Inc.*	20,100		373,659
Iconix Brand Group, Inc.*	18,700		388,773
Monro Muffler Brake, Inc.	24,200		447,700
Orient-Express Hotels, Ltd.	11,000		569,250
Pool Corp.	27,450		676,368
RC2 Corp.*	16,500		309,870
RRSat Global Communications Network, Ltd.*	24,300		425,250
Smith & Wesson Holding Corp.*	24,900		118,275
Total Consumer Discretionary			6,593,779
Consumer Staples - 3.7%
Central Garden & Pet Co., Class A*	33,600		166,992
Chattem, Inc.*	7,600	[2]	583,072
Herbalife Ltd.	23,200		920,576
Smart Balance, Inc.*	39,900		379,050
United Natural Foods, Inc.*	31,300	[2]	750,574
Total Consumer Staples			2,800,264
Energy - 9.4%
Approach Resources, Inc.*	25,700		393,723
Arena Resources, Inc.*	27,800		988,846
Bolt Technology Corp.*	20,100		387,930
Cal Dive International, Inc.*	44,700		423,756
Concho Resources, Inc.*	32,200	[2]	653,660
Exterran Holdings, Inc.*	16,000	[2]	1,043,840
Hercules Offshore, Inc.*	22,470		517,934
NATCO Group, Inc.*	20,500		938,490
Quicksilver Resources, Inc.*	16,650		946,220
T-3 Energy Services, Inc.*	16,200		728,838
Total Energy			7,023,237
Financials - 9.6%
Argo Group International Holdings, Ltd.*	22,874		934,174
Assured Guaranty, Ltd.	36,400		861,224
Bank of Florida Corp.*	29,400		292,824
Cohen & Steers, Inc.	9,100		259,259
DuPont Fabros Technology, Inc.	30,800		530,684
Evercore Partners, Inc., Class A	25,000		455,000
FirstService Corp.*	14,500		326,975
Jefferies Group, Inc.	32,500	[2]	657,150
Markel Corp.*	1,525		706,075
optionsXpress, Inc.	31,900		865,128
Portfolio Recovery Associates, Inc.	21,200		770,832
Primus Guaranty, Ltd.*	53,600		270,680
Resource America, Inc.	20,900		265,012
Total Financials			7,195,017
Health Care - 20.2%
American Dental Partners, Inc.*	24,550		217,022
Arthrocare Corp.*	12,500	[2]	500,375
AtriCure, Inc.*	41,400		577,116
BioMarin Pharmaceutical, Inc.*	19,100		707,846
Bio-Rad Laboratories, Inc.*	13,880	[2]	1,321,515
Dionex Corp.*	9,200		644,920
Emergency Medical Services Corp., Class A	2,600	[2]	80,002
ev3, Inc.*	65,158	[2]	570,132
Haemonetics Corp.*	23,500		1,406,240
LHC Group, Inc.*	22,100		509,626
Magellan Health Services, Inc.*	39,000		1,705,860
MedAssets, Inc.*	15,500		312,325
Mentor Corp.	10,900	[2]	377,358
MWI Veterinary Supply, Inc.*	20,000		764,600
Nighthawk Radiology Holdings, Inc.*	26,900		427,710
Pharmion Corp.*	18,000		1,241,100
Qiagen N.V.*	35,695	[2]	728,178
Respironics, Inc.*	31,600		2,070,116
Stereotaxis, Inc.*	33,700		235,226
VCA Antech, Inc.*	9,200		355,672
Volcano Corp.*	36,300		397,485
Total Health Care			15,150,424

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 16.0%
Advisory Board Co., The*	15,200		$968,544
American Reprographics Co.*	21,900		344,487
Clean Harbors, Inc.*	1,700		94,316
Corporate Executive Board Co.	16,700		961,085
CoStar Group, Inc.*	17,500		740,950
Duff & Phelps Corp., Class A*	21,200		391,988
Hub Group, Inc.*	27,500	[2]	801,075
Huron Consulting Group, Inc.*	12,800		919,296
Limco-Piedmont, Inc.*	27,600		193,200
Mobile Mini, Inc.*	53,900		819,280
Nuco2, Inc.*	17,300		488,033
On Assignment, Inc.*	86,200		479,272
Orbital Sciences Corp.*	37,000		862,100
RBC Bearings, Inc.*	19,300		577,842
Resources Connection, Inc.	45,400		950,222
Ritchie Bros. Auctioneers, Inc.	8,000		658,240
Stericycle, Inc.*	13,200		782,232
UTI Worldwide, Inc.	36,700		686,290
Watsco, Inc.	6,900	[2]	254,472
Total Industrials			11,972,924
Information Technology - 24.4%
Advanced Analogic Technologies, Inc.*	43,500		293,190
Alvarion, Ltd.*	63,000		562,590
Applied Micro Circuits Corp.*	34,850	[2]	279,846
Cognex Corp.	36,900		564,570
Commvault Systems, Inc.*	19,900		370,538
CPI International, Inc.*	41,000		530,540
CyberSource Corp.*	35,639	[2]	596,953
DealerTrack Holdings, Inc.*	39,400		1,062,224
Dice Holdings, Inc.*	41,600		265,408
Global Payments, Inc.	47,500		1,776,500
Henry (Jack) & Associates, Inc.	42,200		1,037,276
Informatica Corp.*	39,900	[2]	770,469
Information Services Group, Inc.*	76,000		439,280
J2 Global Communications, Inc.*	28,500		624,435
Mellanox Technologies, Ltd.*	18,100		286,523
MICROS Systems, Inc.*	6,900	[2]	424,902
Monolithic Power Systems, Inc.*	11,900		186,116
Monotype Imaging Holdings, Inc.*	11,300	[2]	167,014
Netezza Corp.*	11,800	[2]	115,640
Orbcomm, Inc.*	42,500		210,800
RADVision Ltd.*	30,000		301,500
Semtech Corp.*	22,000		280,940
Si International, Inc.*	26,800		732,444
SkillSoft PLC*	67,700		616,747
Solera Holdings, Inc.*	73,400	[2]	1,672,786
Synaptics, Inc.*	14,000		371,000
The Knot, Inc.*	24,900		364,536
THQ, Inc.*	20,300	[2]	365,603
Ultimate Software Group, Inc., The*	30,300		819,615
Varian Semiconductor Equipment Associates, Inc.*	5,400	[2]	173,934
ViaSat, Inc.*	33,000		685,410
Voltaire Ltd.*	51,200		292,864
Wright Express Corp.*	34,500		1,032,930
Total Information Technology			18,275,123
Telecommunication Services - 1.4%
General Communication, Inc., Class A*	47,300		341,033
NTELOS Holdings Corp.	33,600		715,008
Total Telecommunication Services			1,056,041
Utilities - 1.1%
ITC Holdings Corp.	16,100		850,724
Total Common Stocks (cost $60,855,962)			70,917,533
Preferred Stock - 0.1%
Firstservice Corp., 7.000%	2,560		49,920
Total Preferred Stock (cost $40,944)			49,920
Other Investment Companies - 17.6%[1]
Bank of New York Institutional Cash Reserves Fund, 4.02%	8,787,166		8,787,166
Dreyfus Cash Management Fund, Institutional Class Shares, 4.26%[3]	4,420,610		4,420,610
Total Other Investment Companies (cost $13,207,776)			13,207,776
Total Investments - 112.3% (cost $74,104,682)			84,175,229
Other Assets, less Liabilities - (12.3)%			(9,231,624)
Net Assets - 100%			$74,943,605

Managers Fremont Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 86.5%
Consumer Discretionary - 8.4%
Ambassadors Group, Inc.	85,700	$1,584,593
Amerigon, Inc.*	39,540	676,925
Ark Restaurants Corp.	3,100	99,014
Big 5 Sporting Goods Corp.	37,300	444,243
BJ’s Restaurants, Inc.*	39,090	674,693
Buffalo Wild Wings, Inc.*	35,850	902,344
Cache, Inc.*	38,100	418,719
Carrols Restaurant Group, Inc.*	24,700	196,118
Century Casinos, Inc.*	31,826	149,900
Cherokee, Inc.	11,900	402,101
Citi Trends, Inc.*	82,500	1,127,775
Core-Mark Holding Co., Inc.*	8,000	206,480
CSS Industries, Inc.	9,700	283,046
Cybex International, Inc.*	34,550	159,276
DG FastChannel, Inc.	22,400	474,208
DXP Enterprises, Inc.*	28,000	1,022,000
Famous Dave’s of America, Inc.*	20,000	224,400
FGX International Holdings, Ltd.*	60,000	606,000
GameTech International, Inc.*	17,500	122,325
Harris Interactive, Inc.*	95,300	302,101
Hibbett Sports, Inc.*	15,900	295,581
Hooker Furniture Corp.	10,700	234,758
Kenneth Cole Productions, Inc.	18,307	316,894
Lincoln Educational Services Corp.*	16,000	200,640
Luby’s, Inc.*	42,600	403,422
Maidenform Brands, Inc.	16,200	200,880
Marine Products Corp.	28,087	255,311
McCormick & Schmick’s Seafood Restaurants, Inc.*	50,300	659,936
Midas, Inc.*	13,000	228,800
Monaco Coach Corp.	20,616	209,665
Monro Muffler Brake, Inc.	16,800	310,800
O’Charleys, Inc.	24,800	343,976
Peet’s Coffee & Tea, Inc.*	15,190	333,269
Pinnacle Entertainment, Inc.*	51,700	943,525
Rentrak Corp.*	8,600	91,762
Rubio’s Restaurants, Inc.*	14,500	91,930
Saga Communications, Inc.*	18,500	107,855
Shiloh Industries, Inc.	11,400	90,402
Shutterfly, Inc.*	36,910	717,900
Stamps.com, Inc.*	9,900	104,544
Steinway Musical Instruments, Inc.	7,800	197,106
True Religion Apparel, Inc.	22,100	412,165
Zumiez, Inc.*	28,400	546,132
Total Consumer Discretionary		17,373,514
Consumer Staples - 1.2%
Boston Beer Co., Inc.*	26,800	952,472
Elizabeth Arden, Inc.*	16,800	336,840
Inter Parfums, Inc.	7,600	129,276
J&J Snack Foods Corp.	10,600	265,106
Lance, Inc.	10,000	183,300
PriceSmart, Inc.	20,300	577,738
Rocky Mountain Chocolate Factory, Inc.	9,000	105,300
Total Consumer Staples		2,550,032
Energy - 3.2%
Brigham Exploration Co.*	46,600	323,404
Cano Petroleum, Inc.*	77,890	457,214
Dawson Geophysical Co.*	10,400	595,712
Gulf Island Fabrication, Inc.	14,800	370,296
OYO Geospace Corp.*	4,900	258,916
Parallel Petroleum Corp.*	55,590	771,589

Managers Fremont Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Energy - 3.2% (continued)
RPC, Inc.	150,300	$1,620,234
T-3 Energy Services, Inc.*	28,205	1,268,944
TGC Industries, Inc.*	25,519	198,793
Union Drilling, Inc.*	27,500	422,950
Westside Energy Corp.	109,185	316,636
Total Energy		6,604,688
Financials - 7.9%
American Physicians Capital, Inc.	9,700	400,804
Amerisafe, Inc.*	27,300	375,375
Associated Estates Realty Corp.	11,400	112,290
Baldwin & Lyons, Inc.	3,700	98,679
Bancorp Rhode Island, Inc.	14,947	548,555
Boston Private Financial Holdings, Inc.	8,300	189,489
Columbia Banking Systems	44,900	1,154,379
Community Trust Bancorp, Inc.	14,800	427,868
CRM Holdings, Ltd.*	95,850	667,116
Darwin Professional Underwriters, Inc.*	25,400	563,372
Donegal Group, Inc.	49,207	850,789
Eastern Insurance Holdings, Inc.	12,100	197,593
eHealth, Inc.*	56,120	1,469,783
FCStone Group, Inc.*	14,500	643,075
Financial Institutions, Inc.	46,965	912,060
First Cash Financial Services, Inc.*	41,400	414,414
First Community Bancshares, Inc.	9,500	328,415
First Defiance Financial Corp.	9,131	192,390
First Financial Holdings, Inc.	13,500	328,590
Flushing Financial Corp.	21,700	346,983
Franklin Bank Corp.*	36,600	215,208
Horizon Financial Corp.	13,800	217,212
Iberia Bank Corp.	7,500	385,575
Independent Bank Corp. (MA)	9,410	273,266
Lakeland Bancorp, Inc.	16,000	202,400
Lakeland Financial Corp.	9,900	219,285
Legacy Bancorp, Inc.	41,685	568,583
Meadowbrook Insurance Group, Inc.*	45,000	414,000
Mission West Properties, Inc.	11,900	113,050
Northrim Bancorp, Inc.	4,700	97,713
Old Second Bancorp, Inc.	18,400	515,200
Penson Worldwide, Inc.*	42,000	406,980
ProCentury Corp.	20,300	297,801
Riverview Bancorp, Inc.	9,900	118,107
S.Y. Bancorp, Inc.	17,400	451,704
SCBT Financial Corp.	6,400	191,488
SeaBright Insurance Holdings, Inc.*	27,000	396,630
Smithtown Bancorp, Inc.	13,200	276,936
Supertel Hospitality, Inc.	16,300	106,439
WSFS Financial Corp.	10,600	564,980
Total Financials		16,254,576
Health Care - 16.9%
Abaxis, Inc.*	43,810	1,426,016
Abiomed, Inc.	22,500	339,750
Air Methods Corp*	22,200	1,018,536
Array BioPharma, Inc.*	58,900	383,439
Bio-Reference Labs, Inc.*	111,760	3,062,224
Cutera, Inc.*	14,000	174,860
Eresearch Technology, Inc.*	61,100	593,892
Eurand N.V.*	59,303	840,917
E-Z-EM, Inc.*	4,700	97,149
Genoptix, Inc.*	52,330	1,947,199
Hanger Orthopedic Group, Inc.*	20,100	186,327
Hansen Medical, Inc.*	20,600	368,328

Managers Fremont Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Health Care - 16.9% (continued)
Harvard Bioscience, Inc.*	21,896	$96,342
Helicos BioSciences Corp.	41,900	523,750
Hi-Tech Pharmacal Co., Inc.*	20,800	225,056
HMS Holdings Corp.*	44,700	1,412,520
Home Diagnostics, Inc.*	16,300	130,726
Insulet Corp.*	39,310	778,731
IPC The Hospitalist Co., Inc.	25,700	540,214
IRIS International, Inc.*	75,090	1,347,115
Landauer, Inc.	5,800	276,080
LHC Group, Inc.*	8,300	191,398
Lifecore Biomedical, Inc.*	17,200	288,100
Medical Action Industries, Inc.*	10,700	178,904
MEDTOX Scientific, Inc.*	5,600	98,952
Meridian Bioscience, Inc.	18,300	574,803
Merit Medical Systems, Inc.*	89,400	1,437,552
Minrad International, Inc.*	133,930	350,897
Neogen Corp.*	52,995	1,271,350
NovaMed, Inc.*	28,000	110,600
Nutraceutical International Corp.*	7,400	92,426
NuVasive, Inc.*	28,330	1,116,485
NxStage Medical, Inc.*	92,680	1,125,135
Omnicell, Inc.*	24,400	611,952
Omrix Biopharmaceuticals, Inc.*	20,400	474,504
Osteotech, Inc.*	16,900	99,372
Phase Forward, Inc.*	81,210	1,400,872
Providence Service Corp.*	74,570	2,202,052
Psychemedics Corp.	24,780	421,260
Regeneration Technologies, Inc.*	85,520	684,160
Res-Care, Inc.*	16,400	366,868
Sequenom, Inc.*	50,100	415,329
Skilled Healthcare Group, Inc.*	49,500	688,050
Somanetics Corp.*	21,105	565,614
Sonosite, Inc.*	22,400	780,192
Spectranetics Corp.*	31,400	391,872
Stereotaxis, Inc.*	37,620	262,588
SXC Health Solutions Corp.*	27,605	418,768
U.S. Physical Therapy, Inc.*	71,347	956,050
Virtual Radiologic Corp.*	21,870	331,112
Vnus Medical Technologies, Inc.*	40,593	537,857
Volcano Corp.*	45,510	498,334
Young Innovations, Inc.	4,300	89,225
Total Health Care		34,801,804
Industrials - 18.1%
51job, Inc.*	17,700	314,706
A.T. Cross Co., Class A*	299,685	2,547,323
Alamo Group, Inc.	10,600	201,188
Allegiant Travel Co.*	8,800	275,264
American Ecology Corp.	14,300	327,184
Apogee Enterprises, Inc.	25,800	450,210
Applied Signal Technology, Inc.	15,000	200,400
Astronics Corp.*	12,050	394,999
AZZ, Inc.*	40,800	1,377,816
Barrett Business Services, Inc.	16,100	288,512
CBIZ, Inc.*	41,500	390,515
Celadon Group, Inc.*	34,400	328,176
China Security & Surveillance Technology, Inc.	31,800	503,076
CIRCOR International, Inc.	10,400	441,272
Columbus McKinnon Corp.*	28,600	731,302
Courier Corp.	7,200	190,800
CRA International, Inc.*	30,100	1,256,374
Diamond Management & Technology Consultants, Inc.	40,200	186,930

Managers Fremont Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 18.1% (continued)
Ducommun, Inc.*	13,700	$432,920
Dynamex, Inc.*	11,500	286,465
Dynamic Materials Corp.	31,010	1,661,516
Exponent, Inc.*	44,300	1,364,440
Gehl Company	12,100	213,928
GeoEye, Inc.*	28,740	1,004,750
GP Strategies Corp.*	120,873	1,284,880
Graham Corp.	11,285	347,578
Great Lakes Dredge & Dock Corp.*	134,200	849,486
Hill International, Inc.	26,000	311,740
Houston Wire & Cable Co.*	80,400	1,184,292
Ii-Vi, Inc.*	42,300	1,371,366
InnerWorkings, Inc.*	49,620	687,237
Kadant, Inc.*	37,500	991,125
Knight Transportation, Inc.	24,300	416,988
LaBarge, Inc.*	90,281	1,248,586
Limco-Piedmont, Inc.*	30,260	211,820
Lindsay Corp.	8,100	494,262
LMI Aerospace, Inc.*	59,800	1,206,764
LSI Industries, Inc.	31,900	391,732
Lydall, Inc.*	12,200	110,776
Marten Transport, Ltd.*	41,200	700,812
Multi-Color Corp.	57,724	1,222,018
Old Dominion Freight Line, Inc.*	11,300	329,395
On Assignment, Inc.*	116,600	648,296
Orbit International Corp.*	13,178	117,152
Orion Energy Systems, Inc.	52,264	683,090
Raven Industries, Inc.	35,700	1,071,714
RBC Bearings, Inc.*	9,600	287,424
Saia, Inc.*	32,500	458,575
Standard Parking Corp.*	15,400	298,298
Sterling Construction, Inc.*	76,926	1,577,752
Sun Hydraulics Corp.	10,000	230,000
Team, Inc.*	65,500	1,968,275
Titan Machinery, Inc.*	39,900	657,552
Vitran Corp., Inc., Class A*	29,700	424,710
Wabash National Corp.	17,674	162,424
Total Industrials		37,316,185
Information Technology - 27.1%
Actuate Corp.*	46,200	263,340
Alvarion, Ltd.*	56,600	505,438
Anaren Microwave, Inc.*	13,200	180,312
Ariba, Inc.*	75,100	748,747
Art Technology Group, Inc.*	121,500	487,215
AuthenTec, Inc.*	23,900	297,555
Bankrate, Inc.*	9,800	531,454
Bel Fuse, Inc.	17,900	484,732
Bottomline Technologies, Inc.*	15,700	203,472
Cavium Networks, Inc.	19,200	366,912
comScore, Inc.*	20,700	554,139
Comverge, Inc.*	16,650	310,356
Constant Contact, Inc.*	39,652	845,381
CTS Corp.	41,400	438,840
CyberSource Corp.*	65,000	1,088,750
Daktronics, Inc.	37,900	776,571
Digi International, Inc.*	33,100	387,601
Double-Take Software, Inc.*	27,700	429,350
EDGAR Online, Inc.*	421,732	1,345,325
EMS Technologies, Inc.*	65,400	1,797,192
EnerNOC, Inc.*	13,400	472,350
Entropic Communications, Inc.*	30,385	182,310

Managers Fremont Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 27.1% (continued)
Excel Technology, Inc.*	77,684	$1,985,603
ExlService Holdings, Inc.	25,000	474,500
FARO Technologies, Inc.*	13,825	330,141
Forrester Research, Inc.*	74,600	1,790,400
Gerber Scientific, Inc.*	43,200	381,024
hi/fn, Inc.*	339,020	1,912,073
i2 Technologies, Inc.*	66,600	933,066
IXYS Corp.*	27,400	205,774
Keithley Instruments, Inc.	21,700	226,765
Limelight Networks, Inc.*	62,000	434,620
LivePerson, Inc.*	37,970	148,083
LoJack Corp.*	33,100	408,454
Loop Net, Inc.*	32,200	454,342
Magma Design Automation, Inc.*	93,300	1,063,620
Measurement Specialties, Inc.*	15,200	299,440
Mellanox Technologies, Ltd.*	41,200	652,196
Methode Electronics, Inc.	8,500	103,020
MIPS Technologies, Inc.*	49,100	218,495
Moldflow Corp.*	23,700	309,522
MSC Software Corp.*	55,400	719,092
MTS Systems Corp.	14,700	494,067
NCI, Inc., Class A*	177,497	2,751,204
Netezza Corp.*	38,735	379,603
Netlogic Microsystems, Inc.*	31,600	821,600
Netscout Systems, Inc.*	30,500	299,205
Neutral Tandem, Inc.*	70,290	1,405,800
Nu Horizons Electronics Corp.*	84,936	479,888
Online Resources Corp.*	138,674	1,415,862
PC Connection, Inc.*	18,300	230,397
PC-Tel, Inc.*	34,200	214,434
PDF Solutions, Inc.*	164,800	1,423,872
Perfect World Co., Ltd. (ADR)*	23,700	529,695
Pericom Semiconductor Corp*	20,900	283,404
PROS Holdings, Inc.*	74,132	1,137,926
QAD, Inc.	21,800	193,366
Radyne Corp.*	36,100	312,265
Renaissance Learning, Inc.	6,900	95,082
Rimage Corp.*	87,018	2,031,000
Salary.com, Inc.*	61,630	643,417
Sapient Corp.*	78,200	548,182
ShoreTel, Inc.*	57,600	293,184
Si International, Inc.*	46,800	1,279,044
SM&A*	33,226	206,001
Spectrum Control, Inc.*	31,400	287,938
SRS Labs, Inc.*	469,103	2,519,083
SuccessFactors, Inc.*	9,600	86,496
Super Micro Computer, Inc.*	11,900	113,288
Supertex, Inc.*	56,300	1,110,236
Switch and Data, Inc.*	116,400	1,280,400
Sykes Enterprises, Inc.*	23,000	363,170
Synaptics, Inc.*	19,200	508,800
Synchronoss Technologies, Inc.*	25,400	541,020
Taleo Corp.*	26,000	549,380
The Knot, Inc.*	71,200	1,042,368
Tollgrade Communications, Inc.*	31,068	188,583
Tyler Technologies, Inc.*	29,500	394,710
Ultimate Software Group, Inc., The*	22,720	614,576
Virtusa Corp.*	25,586	381,999
Vocus, Inc.*	48,010	1,412,454
Website Pros, Inc.*	27,100	263,141
White Electronic Designs Corp.*	46,200	208,362

Managers Fremont Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 27.1% (continued)
Zix Corp.*	94,620	$336,847
Zygo Corp.*	34,200	401,166
Total Information Technology		55,820,087
Materials - 3.2%
Balchem Corp.	87,466	1,799,176
Buckeye Technologies, Inc.*	31,200	410,280
Calgon Carbon Corp.*	55,343	851,175
ICO, Inc.*	42,400	410,856
LSB Industries, Inc.	8,400	231,588
NN, Inc.	25,100	212,346
Northern Technologies International Corp.*[7]	248,124	2,543,271
Schweitzer-Mauduit International, Inc.	4,600	109,664
Total Materials		6,568,356
Telecommunication Services - 0.2%
D&E Communications, Inc.	9,000	100,260
Shenandoah Telecommunications Co.*	5,100	93,177
UCN, Inc.*	46,230	177,986
Total Telecommunication Services		371,423
Utilities - 0.3%
American States Water Co.	8,400	289,632
Chesapeake Utilities Corp.	6,700	201,737
EnergySouth, Inc.	3,200	185,344
Total Utilities		676,713
Total Common Stocks (cost $187,191,236)		178,337,378
Other Investment Companies - 15.6%
Dreyfus Cash Management Fund, Institutional Class Shares, 4.26% (cost $32,172,484)	32,172,484	32,172,484
Total Investments - 102.1% (cost $219,363,720)		210,509,862
Other Assets, less Liabilities - (2.1)%		(4,315,672)
Net Assets - 100%		$206,194,190

Managers Fremont Institutional Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Security Description
Common Stocks - 113.8%
Consumer Discretionary - 10.7%
Ambassadors Group, Inc.	26,736	$494,349
Amerigon, Inc.*	12,395	212,202
Ark Restaurants Corp.	846	27,021
Big 5 Sporting Goods Corp.	12,052	143,539
BJ’s Restaurants, Inc.*	12,255	211,521
Buffalo Wild Wings, Inc.*	11,495	289,329
Cache, Inc.*	12,265	134,792
Carrols Restaurant Group, Inc.*	8,575	68,086
Century Casinos, Inc.*	5,366	25,274
Cherokee, Inc.	4,188	141,513
Citi Trends, Inc.*	24,071	329,051
Core-Mark Holding Co., Inc.*	2,633	67,958
CSS Industries, Inc.	3,038	88,649
Cybex International, Inc.*	8,712	40,162
DG FastChannel, Inc.	7,600	160,892
DXP Enterprises, Inc.*	9,135	333,428
Famous Dave’s of America, Inc.*	6,467	72,560
FGX International Holdings, Ltd.*	15,191	153,429
GameTech International, Inc.*	5,533	38,676
Harris Interactive, Inc.*	30,184	95,683
Hibbett Sports, Inc.*	5,200	96,668
Hooker Furniture Corp.	3,400	74,596
Kenneth Cole Productions, Inc.	5,953	103,046
Lincoln Educational Services Corp.*	5,160	64,706
Luby’s, Inc.*	13,738	130,099
Maidenform Brands, Inc.	5,200	64,480
Marine Products Corp.	4,189	38,078
McCormick & Schmick’s Seafood Restaurants, Inc.*	16,240	213,069
Midas, Inc.*	4,279	75,310
Monaco Coach Corp.	6,702	68,159
Monro Muffler Brake, Inc.	5,451	100,844
O’Charleys, Inc.	7,661	106,258
Peet’s Coffee & Tea, Inc.*	4,761	104,456
Pinnacle Entertainment, Inc.*	16,171	295,121
Rentrak Corp.*	2,645	28,222
Rubio’s Restaurants, Inc.*	4,696	29,773
Saga Communications, Inc.*	6,900	40,227
Shiloh Industries, Inc.	3,653	28,968
Shutterfly, Inc.*	11,596	225,542
Stamps.com, Inc.*	3,019	31,881
Steinway Musical Instruments, Inc.	2,553	64,514
True Religion Apparel, Inc.	7,200	134,280
Zumiez, Inc.*	12,300	236,529
Total Consumer Discretionary		5,482,940
Consumer Staples - 1.6%
Boston Beer Co., Inc.*	8,708	309,482
Elizabeth Arden, Inc.*	5,537	111,017
Inter Parfums, Inc.	2,098	35,687
J&J Snack Foods Corp.	3,429	85,759
Lance, Inc.	3,213	58,894
PriceSmart, Inc.	6,589	187,523
Rocky Mountain Chocolate Factory, Inc.	2,904	33,977
Total Consumer Staples		822,339

Managers Fremont Institutional Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Energy - 4.0%
Brigham Exploration Co.*	14,972	$103,906
Cano Petroleum, Inc.*	24,420	143,345
Dawson Geophysical Co.*	3,005	172,126
Gulf Island Fabrication, Inc.	4,796	119,996
OYO Geospace Corp.*	1,541	81,426
Parallel Petroleum Corp.*	17,738	246,203
RPC, Inc.	47,014	506,811
T-3 Energy Services, Inc.*	8,820	396,812
TGC Industries, Inc.*	7,745	60,334
Union Drilling, Inc.*	8,873	136,467
Westside Energy Corp.	34,165	99,078
Total Energy		2,066,504
Financials - 10.0%
American Physicians Capital, Inc.	3,155	130,365
Amerisafe, Inc.*	8,965	123,269
Associated Estates Realty Corp.	3,543	34,899
Baldwin & Lyons, Inc.	1,309	34,911
Bancorp Rhode Island, Inc.	4,660	171,022
Boston Private Financial Holdings, Inc.	2,627	59,974
Columbia Banking Systems	14,250	366,368
Community Trust Bancorp, Inc.	4,761	137,641
CRM Holdings, Ltd.*	29,919	208,236
Darwin Professional Underwriters, Inc.*	6,031	133,768
Donegal Group, Inc.	15,339	265,211
Eastern Insurance Holdings, Inc.	3,900	63,687
eHealth, Inc.*	17,387	455,366
FCStone Group, Inc.*	4,652	206,316
Financial Institutions, Inc.	13,515	262,461
First Cash Financial Services, Inc.*	13,353	133,664
First Community Bancshares, Inc.	3,030	104,747
First Defiance Financial Corp.	3,145	66,265
First Financial Holdings, Inc.	4,293	104,492
Flushing Financial Corp.	7,048	112,698
Franklin Bank Corp.*	15,882	93,386
Horizon Financial Corp.	4,812	75,741
Iberia Bank Corp.	2,377	122,202
Independent Bank Corp. (MA)	2,990	86,830
Lakeland Bancorp, Inc.	5,126	64,844
Lakeland Financial Corp.	3,243	71,832
Legacy Bancorp, Inc.	13,028	177,702
Meadowbrook Insurance Group, Inc.*	14,533	133,704
Mission West Properties, Inc.	3,494	33,193
Northrim BanCorp, Inc.	1,522	31,642
Old Second Bancorp, Inc.	5,916	165,648
Penson Worldwide, Inc.*	13,164	127,559
ProCentury Corp.	6,543	95,986
Riverview Bancorp, Inc.	3,067	36,589
S.Y. Bancorp, Inc.	5,490	142,520
SCBT Financial Corp.	2,029	60,708
SeaBright Insurance Holdings, Inc.*	8,730	128,244
Smithtown Bancorp, Inc.	2,921	61,283
Supertel Hospitality, Inc.	5,001	32,657
WSFS Financial Corp.	3,480	185,484
Total Financials		5,103,114
Health Care - 21.8%
Abaxis, Inc.*	13,865	451,306
Abiomed, Inc.	7,300	110,230
Air Methods Corp*	5,874	269,499
Array BioPharma, Inc.*	19,100	124,341

Managers Fremont Institutional Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Health Care - 21.8% (continued)
Bio-Reference Labs, Inc.*	34,464	$944,314
Cutera, Inc.*	4,568	57,054
Eresearch Technology, Inc.*	19,800	192,456
Eurand N.V.*	22,088	313,208
E-Z-EM, Inc.*	1,447	29,909
Genoptix, Inc.*	16,454	612,253
Hanger Orthopedic Group, Inc.*	6,500	60,255
Hansen Medical, Inc.*	7,200	128,736
Harvard Bioscience, Inc.*	9,564	42,082
Helicos BioSciences Corp.	15,000	187,500
Hi-Tech Pharmacal Co., Inc.*	5,200	56,264
HMS Holdings Corp.*	14,300	451,880
Home Diagnostics, Inc.*	5,392	43,244
Insulet Corp.*	12,590	249,408
IPC The Hospitalist Co., Inc.	9,900	208,098
IRIS International, Inc.*	23,321	418,379
Landauer, Inc.	1,921	91,440
LHC Group, Inc.*	2,687	61,962
Lifecore Biomedical, Inc.*	5,500	92,125
Medical Action Industries, Inc.*	3,436	57,450
MEDTOX Scientific, Inc.*	1,798	31,771
Meridian Bioscience, Inc.	7,075	222,226
Merit Medical Systems, Inc.*	27,936	449,211
Minrad International, Inc.*	41,825	109,582
Neogen Corp.*	16,628	398,906
NovaMed, Inc.*	9,430	37,248
Nutraceutical International Corp.*	2,283	28,515
NuVasive, Inc.*	9,098	358,552
NxStage Medical, Inc.*	30,820	374,155
Omnicell, Inc.*	9,200	230,736
Omrix Biopharmaceuticals, Inc.*	6,383	148,469
Osteotech, Inc.*	5,797	34,086
Phase Forward, Inc.*	25,790	444,878
Providence Service Corp.*	23,246	686,454
Psychemedics Corp.	6,982	118,694
Regeneration Technologies, Inc.*	26,800	214,400
Res-Care, Inc.*	5,290	118,337
Sequenom, Inc.*	16,100	133,469
Skilled Healthcare Group, Inc.*	19,083	265,254
Somanetics Corp.*	6,734	180,471
Sonosite, Inc.*	7,281	253,597
Spectranetics Corp.*	12,128	151,357
Stereotaxis, Inc.*	11,795	82,329
SXC Health Solutions Corp.*	4,576	69,418
U.S. Physical Therapy, Inc.*	22,151	296,823
Virtual Radiologic Corp.*	6,835	103,482
Vnus Medical Technologies, Inc.*	14,813	196,272
Volcano Corp.*	14,268	156,235
Young Innovations, Inc.	1,347	27,950
Total Health Care		11,176,270
Industrials - 24.3%
51job, Inc.*	4,575	81,344
A.T. Cross Co., Class A*	159,547	1,356,150
Alamo Group, Inc.	3,409	64,703
Allegiant Travel Co.*	2,858	89,398
American Ecology Corp.	4,596	105,156
Apogee Enterprises, Inc.	8,245	143,875
Applied Signal Technology, Inc.	5,118	68,376
Astronics Corp.*	3,784	124,040

Managers Fremont Institutional Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 24.3% (continued)
AZZ, Inc.*	12,759	$430,871
Barrett Business Services, Inc.	5,385	96,499
CBIZ, Inc.*	13,332	125,454
Celadon Group, Inc.*	11,007	105,007
China Security & Surveillance Technology, Inc.	9,100	143,962
CIRCOR International, Inc.	3,287	139,467
Columbus McKinnon Corp.*	8,971	229,388
Courier Corp.	2,297	60,870
CRA International, Inc.*	9,397	392,231
Diamond Management & Technology Consultants, Inc.	13,534	62,933
Ducommun, Inc.*	4,400	139,040
Dynamex, Inc.*	3,769	93,886
Dynamic Materials Corp.	9,954	533,335
Exponent, Inc.*	11,130	342,804
Gehl Company	3,800	67,184
GeoEye, Inc.*	9,015	315,164
GP Strategies Corp.*	32,141	341,659
Graham Corp.	3,550	109,340
Great Lakes Dredge & Dock Corp.*	53,907	341,231
Hill International, Inc.	8,100	97,119
Houston Wire & Cable Co.*	22,378	329,628
II-VI, Inc.*	17,137	555,582
InnerWorkings, Inc.*	15,555	215,437
Kadant, Inc.*	12,120	320,332
Knight Transportation, Inc.	10,545	180,952
LaBarge, Inc.*	23,178	320,552
Limco-Piedmont, Inc.*	9,481	66,367
Lindsay Corp.	2,605	158,957
LMI Aerospace, Inc.*	21,900	441,942
LSI Industries, Inc.	10,172	124,912
Lydall, Inc.*	3,500	31,780
Marten Transport, Ltd.*	12,940	220,109
Multi-Color Corp.	18,069	382,521
Old Dominion Freight Line, Inc.*	5,749	167,583
On Assignment, Inc.*	36,539	203,157
Orbit International Corp.*	3,485	30,982
Orion Energy Systems, Inc.	16,373	213,995
Raven Industries, Inc.	13,003	390,350
RBC Bearings, Inc.*	3,100	92,814
Saia, Inc.*	10,491	148,028
Standard Parking Corp.*	5,046	97,741
Sterling Construction, Inc.*	24,015	492,548
Sun Hydraulics Corp.	3,418	78,614
Team, Inc.*	20,671	621,164
Titan Machinery, Inc.*	12,502	206,033
Vitran Corp., Inc., Class A*	8,893	127,170
Wabash National Corp.	5,726	52,622
Total Industrials		12,472,358
Information Technology - 36.2%
Actuate Corp.*	14,913	85,004
Alvarion, Ltd.*	18,300	163,419
Anaren Microwave, Inc.*	4,300	58,738
Ariba, Inc.*	24,343	242,700
Art Technology Group, Inc.*	37,910	152,019
AuthenTec, Inc.*	7,719	96,102
Bankrate, Inc.*	4,117	223,265
Bel Fuse, Inc.	5,784	156,631
Bottomline Technologies, Inc.*	5,100	66,096
Cavium Networks, Inc.	6,200	118,482

Managers Fremont Institutional Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 36.2% (continued)
comScore, Inc.*	7,021	$187,952
Comverge, Inc.*	5,221	97,319
Constant Contact, Inc.*	13,505	287,927
CTS Corp.	13,399	142,029
CyberSource Corp.*	23,000	385,250
Daktronics, Inc.	12,408	254,240
Digi International, Inc.*	10,734	125,695
Double-Take Software, Inc.*	9,000	139,500
EDGAR Online, Inc.*	199,180	635,384
EMS Technologies, Inc.*	20,659	567,709
EnerNOC, Inc.*	4,106	144,736
Entropic Communications, Inc.*	6,400	38,400
Excel Technology, Inc.*	21,150	540,594
ExlService Holdings, Inc.	6,800	129,064
FARO Technologies, Inc.*	4,325	103,281
Forrester Research, Inc.*	23,393	561,432
Gerber Scientific, Inc.*	13,918	122,757
hi/fn, Inc.*	177,159	999,177
i2 Technologies, Inc.*	22,015	308,430
IXYS Corp.*	8,887	66,741
Keithley Instruments, Inc.	7,127	74,477
Limelight Networks, Inc.*	21,506	150,757
LivePerson, Inc.*	13,118	51,160
LoJack Corp.*	11,191	138,097
Loop Net, Inc.*	10,895	153,728
Magma Design Automation, Inc.*	29,240	333,336
Measurement Specialties, Inc.*	4,992	98,342
Mellanox Technologies, Ltd.*	13,353	211,378
Methode Electronics, Inc.	2,793	33,851
MIPS Technologies, Inc.*	17,078	75,997
Moldflow Corp.*	7,458	97,401
MSC.Software Corp.*	17,343	225,112
MTS Systems Corp.	4,801	161,362
NCI, Inc., Class A*	68,620	1,063,610
Netezza Corp.*	12,114	118,717
Netlogic Microsystems, Inc.*	10,253	266,578
Netscout Systems, Inc.*	9,822	96,354
Neutral Tandem, Inc.*	22,310	446,200
Nu Horizons Electronics Corp.*	17,083	96,519
Online Resources Corp.*	41,211	420,764
PC Connection, Inc.*	6,021	75,804
PC-Tel, Inc.*	10,244	64,230
PDF Solutions, Inc.*	44,953	388,394
Perfect World Co., Ltd. (ADR)*	7,675	171,536
Pericom Semiconductor Corp*	6,757	91,625
PROS Holdings, Inc.*	22,890	351,362
QAD, Inc.	7,200	63,864
Radyne Corp.*	11,517	99,622
Renaissance Learning, Inc.	2,542	35,029
Rimage Corp.*	21,905	511,263
Salary.com, Inc.*	19,276	201,241
Sapient Corp.*	27,809	194,941
ShoreTel, Inc.*	18,134	92,302
SI International, Inc.*	13,342	364,637
SM&A*	11,267	69,855
Spectrum Control, Inc.*	10,164	93,204
SRS Labs, Inc.*	185,480	996,028
SuccessFactors, Inc.*	3,196	28,796
Super Micro Computer, Inc.*	3,836	36,519

Managers Fremont Institutional Micro-Cap Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 36.2% (continued)
Supertex, Inc.*	18,257	$360,028
Switch and Data, Inc.*	36,861	405,471
Sykes Enterprises, Inc.*	7,566	119,467
Synaptics, Inc.*	7,383	195,650
Synchronoss Technologies, Inc.*	8,336	177,557
Taleo Corp.*	8,419	177,893
The Knot, Inc.*	22,518	329,664
Tollgrade Communications, Inc.*	9,764	59,267
Tyler Technologies, Inc.*	9,440	126,307
Ultimate Software Group, Inc., The*	7,129	192,839
Virtusa Corp.*	8,016	119,679
Vocus, Inc.*	15,157	445,919
Website Pros, Inc.*	8,800	85,448
White Electronic Designs Corp.*	13,969	63,000
Zix Corp.*	29,736	105,860
Zygo Corp.*	11,055	129,675
Total Information Technology		18,537,789
Materials - 4.6%
Balchem Corp.	25,261	519,620
Buckeye Technologies, Inc.*	10,089	132,670
Calgon Carbon Corp.*	17,875	274,918
ICO, Inc.*	13,600	131,784
LSB Industries, Inc.	2,800	77,196
NN, Inc.	8,000	67,680
Northern Technologies International Corp.*	109,906	1,126,536
Schweitzer-Mauduit International, Inc.	1,262	30,086
Total Materials		2,360,490
Telecommunication Services - 0.2%
D&E Communications, Inc.	2,800	31,192
Shenandoah Telecommunications Co.*	1,638	29,926
UCN, Inc.*	11,909	45,850
Total Telecommunication Services		106,968
Utilities - 0.4%
American States Water Co.	2,659	91,682
Chesapeake Utilities Corp.	2,164	65,158
EnergySouth, Inc.	1,062	61,511
Total Utilities		218,351
Total Common Stocks (cost $61,374,270)		58,347,123
Other Investment Companies - 17.5%
Dreyfus Cash Management Fund, Institutional Class Shares, 4.26% (cost $8,948,250)	8,948,250	8,948,250
Total Investments - 131.3% (cost $70,322,520)		67,295,373
Other Assets, less Liabilities - (31.3)%		(16,038,285)
Net Assets - 100%		$51,257,088

Managers Real Estate Securities Fund

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs - 93.9%
Apartments - 15.1%
American Campus Communities, Inc.	2,180	$62,893
AvalonBay Communities, Inc.	4,120	387,074
BRE Properties, Inc.	16,840	734,056
Education Realty Trust, Inc.	18,700	220,286
Equity Residential	6,370	238,302
Essex Property Trust, Inc.	4,210	436,198
Home Properties of NY, Inc.	5,590	268,264
UDR, Inc.	17,440	398,155
Total Apartments		2,745,228
Diversified - 8.8%
Cousins Properties, Inc.	7,970	212,002
Digital Realty Trust, Inc.	5,320	190,084
Duke Realty Corp.	3,390	80,140
Liberty Property Trust	6,790	218,027
Vornado Realty Trust	9,890	894,056
Total Diversified		1,594,309
Health Care - 11.2%
HCP, Inc.	26,000	790,660
Health Care REIT, Inc.	6,580	282,216
Healthcare Realty Trust, Inc.	11,270	291,104
Nationwide Health Properties, Inc.	16,560	522,634
Ventas, Inc.	3,220	142,324
Total Health Care		2,028,938
Hotels - 3.0%
Host Marriott Corp.	16,520	276,544
Sunstone Hotel Investors, Inc.	15,740	261,914
Total Hotels		538,458
Office Property - 11.9%
Alexandria Real Estate Equities, Inc.	5,060	497,044
Boston Properties, Inc.	6,730	618,622
Brandywine Realty Trust	6,780	127,803
Highwoods Properties, Inc.	7,380	220,883
Kilroy Realty Corp.	5,100	250,053
Parkway Properties, Inc.	800	28,736
SL Green Realty Corp.	4,520	419,501
Total Office Property		2,162,642
Regional Malls - 13.1%
General Growth Properties, Inc.	24,410	891,453
Macerich Co., The	2,100	143,577
Simon Property Group, Inc.	15,050	1,345,169
Total Regional Malls		2,380,199
Shopping Centers - 12.3%
Acadia Realty Trust	7,130	178,607
Federal Realty Investment Trust	7,450	549,810
Kimco Realty Corp.	25,250	904,202
Regency Centers Corp.	9,890	607,543
Total Shopping Centers		2,240,162
Single Tenant - 6.3%
National Retail Properties, Inc.	32,190	731,357
Realty Income Corp.	16,810	409,828
Total Single Tenant		1,141,185
Storage - 3.4%
Public Storage, Inc.	8,010	626,782
Warehouse/Industrials - 8.8%
First Industrial Realty Trust, Inc.	7,140	248,686
AMB Property Corp.	11,460	579,876
ProLogis	12,910	766,208
Total Warehouse/Industrials		1,594,770
Total REITs (cost $19,274,571)		17,052,673
REOCs - 3.5%
Hotels & Motels - 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	7,060	319,465
Total Hotels & Motels		319,465
Real Estate Operations and Development - 1.7%
Brookfield Properties Corp.	15,520	315,211
Total REOCs (cost $939,863)		634,676
Other Investment Companies - 2.8%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 4.26%	497,783	497,783
Total Other Investment Companies (cost $497,783)		497,783
Total Investments - 100.2% (cost $20,712,217)		18,185,132
Other Assets, less Liabilities - (0.2)%		(30,753)
Net Assets - 100%		$18,154,379

Managers Fremont Bond

January 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 50.3%
Asset-Backed Security - 4.4%
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 3.436%, 11/25/36, (02/25/08)[4]	$1,706,898		$1,650,883
Amortizing Residential Collateral Trust, 3.666%, 07/25/32, (02/25/08)[4]	77,398		72,799
Argent Securties, Inc., 3.426%, 09/25/36, (02/25/08)[4]	639,639		629,926
Asset Backed Securities Corp. Home Equity, 3.426%, 11/25/36, (02/25/08)[4]	1,174,141		1,156,003
Bear Stearns Asset Backed Securities, Inc., 3.456%, 10/25/36, (02/25/08)[4]	1,062,371		1,048,342
Chase Credit Card Master Trust, 4.346%, 02/15/11, (02/15/08)[4]	3,600,000		3,592,336
Citigroup Mortgage Loan Trust, Inc., 3.426%, 11/25/36, (02/25/08)[4]	545,356		541,083
Countrywide Asset-Backed Certificates, 3.426%, 11/25/37, (02/25/08)[4]	1,291,895		1,265,853
EMC Mortgage Loan Trust, Class A, 3.746%, 05/25/40, (02/25/08) (a)[4]	1,372,593		1,258,242
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 3.426%, 11/25/36, (02/25/08)[4]	2,545,894		2,442,572
First NLC Trust, 3.446%, 08/25/37, (02/25/08) (a)[4]	2,012,249		1,963,200
First USA Credit Card Master Trust, 4.149%, 04/18/11, (02/18/08)[4]	5,100,000		5,093,427
Fremont Home Loan Trust, 3.436%, 01/25/37, (02/25/08)[4]	1,387,504		1,350,531
GSAMP Trust, Series 2006-HE7, Class A2A, 3.416%, 11/25/46, (02/25/08)[4]	2,335,416		2,281,878
HSI Asset Securitization Corp. Trust, 3.426%, 12/25/36, (02/25/08)[4]	1,065,838		1,025,822
Indymac Residential Asset Backed Trust, 3.436%, 01/25/37, (02/25/08)[4]	1,132,869		1,107,493
JPMAC, Class A, 3.426%, 08/25/36, (02/25/08)[4]	751,332		738,067
Lehman XS Trust, 3.446%, 05/25/46, (02/25/08)[4]	528,401		524,687
Lehman XS Trust, 3.456%, 11/25/46, (02/25/08)[4]	2,182,192		2,117,408
Long Beach Mortgage Loan Trust, 3.656%, 10/25/34, (02/25/08)[4]	55,661		48,929
Morgan Stanley ABS Capital I, Inc., 3.416%, 10/25/36, (02/25/08)[4]	771,219		749,543
Morgan Stanley ABS Capital I, Inc., 3.426%, 10/25/36, (02/25/08)[4]	741,295		707,104
Morgan Stanley IXIC Real Estate Capital Trust, 3.426%, 11/25/36, (02/25/08)[4]	1,429,929		1,388,682
Nelnet Student Loan Trust, 4.838%, 03/25/12, (03/25/08)[4]	82,073		82,011
Option One Mortgage Loan Trust, 3.426%, 01/25/37, (02/25/08)[4]	1,693,935		1,643,093
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 3.636%, 09/25/35, (02/25/08)[4]	1,688,212		1,650,700
Residential Asset Mortgage Products, Inc., 3.446%, 11/25/36, (02/25/08)[4]	2,740,079		2,691,654
Residential Asset Securities Corp., 3.446%, 11/25/36, (02/25/08)[4]	3,199,366		3,115,957
Residential Asset Securities Corp., 3.446%, 11/25/36, (02/25/08)[4]	1,695,512		1,655,921
Saxon Asset Securities Trust, 3.436%, 11/25/36, (02/25/08)[4]	733,189		713,936
SBAP, Series 2007-20K, Class 1, 5.510%, 11/01/27	5,300,000		5,552,679
Securitized Asset Backed Receivables LLC Trust, 3.436%, 12/25/36, (02/25/08)[4]	2,835,930		2,646,275
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 3.416%, 01/25/37, (02/25/08)[4]	2,564,473		2,479,705
Structured Asset Securities Corp., 3.666%, 01/25/33, (02/25/08)[4]	77,557		73,369
Structured Asset Securities Corp., 3.426%, 10/25/36, (02/25/08)[4]	2,046,605		1,966,522
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	142,689		147,429
U.S. Small Business Administration Surety Bond, 7.449%, 08/01/10	23,906		24,660
U.S. Small Business Administration Surety Bond, 6.344%, 08/01/11	994,099		1,031,602
Total Asset-Backed Security			58,230,323
Finance - 28.7%
American Express Bank FSB, 4.091%, 10/16/08, (02/19/08)[4]	3,100,000		3,089,783
American Express Bank FSB, 3.994%, 10/20/09, (02/20/08)[4]	2,300,000		2,282,203
American Express Centurion Bank, 4.339%, 06/12/09, (02/12/08)[4]	1,500,000		1,495,623
American Express Centurion, 4.540%, 05/07/08, (02/07/08)[4]	2,200,000		2,198,667
American Express Credit Co., 4.501%, 11/09/09, (02/11/08)[4]	2,400,000		2,362,126
American International Group, 5.050%, 10/01/15 (a)	400,000		395,527
American International Group, Inc., 4.131%, 06/15/09, (02/19/08) (a)[4]	3,100,000		3,100,503
ANX National Bank, Ltd., 4.938%, 08/07/09, (02/08/08) (a)[4]	2,500,000		2,494,100
Bank of America Corp., 5.375%, 09/11/12	4,400,000		4,588,892
Bank of America Corp., 8.000%, 12/29/49[10]	27,300,000		28,406,633
Bank of America, 6.000%,10/15/36	900,000	[2]	876,492
Bank of Ireland, 4.951%, 12/19/08, (03/19/08)[4]	4,200,000		4,205,746
Bank of Ireland, 4.298%, 01/15/10, (04/15/08)[4]	7,400,000		7,424,131
Barclays Bank PLC, 5.450%, 09/12/12	17,300,000		18,118,861
Bear Stearns Companies, Inc., 4.325%, 07/16/09, (04/16/08)[4]	1,600,000		1,535,846
Bear Stearns Companies, Inc., 4.920%, 03/30/09, (03/31/08)[4]	2,400,000		2,315,431
Bear Stearns Companies, Inc., 5.072%, 08/21/09, (02/21/08)[4]	4,800,000		4,527,571
Bear Stearns Companies, Inc., 5.551%, 01/30/09, (04/30/08)[4]	2,700,000		2,619,880
Bear Stearns Companies, Inc., 6.950%, 08/10/12	5,800,000		6,008,510
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[5,10]	1,500,000	[2]	1,315,974
Calyon NY, 4.035%, 01/16/09, (04/16/08)[4]	3,500,000		3,500,882
China Development Bank, 5.000%, 10/15/15	300,000		300,909
Chrysler Term Loan, 9.000%, 08/01/14	5,985,000		5,386,500
CIT Group, Inc., 3.401%, 01/30/09, (04/30/08)[4]	5,400,000		5,122,316
CIT Group, Inc., 5.025%, 08/17/09, (02/19/08)[4]	2,400,000		2,209,584
Citigroup Capital XXI, 8.300%, 12/21/57	1,200,000		1,297,402
Citigroup Funding, Inc., 4.857%, 06/26/09, (03/26/08)[4]	1,600,000		1,594,504
Citigroup Global Markets Holdings, Inc., 5.091%, 03/17/09, (03/17/08) (a)[4]	2,200,000		2,185,788
Citigroup, Inc., 3.291%, 1/30/09, (03/30/08)[4]	2,500,000		2,484,018
Citigroup, Inc., 4.872%, 12/28/09, (03/28/08)[4]	300,000		296,945
Citigroup, Inc., 4.898%, 12/26/08, (03/27/08)[4]	5,000,000	[2]	4,997,265
Citigroup, Inc., 5.136%, 12/28/08, (03/10/08)[4]	400,000		396,688
Citigroup, Inc., 5.300%, 10/17/12	200,000		207,013
Citigroup, Inc., 5.500%, 08/27/12	500,000	[2]	521,272
Citigroup, Inc., 5.850%, 07/02/13	100,000		105,235
Citigroup, Inc., 6.000%, 08/15/17	4,200,000	[2]	4,395,611
Citigroup, Inc., 6.125%, 08/25/36	4,900,000		4,683,949
Credit Agricole (London), 5.053%, 05/28/09, (02/28/08) (a)[4]	1,900,000		1,902,937
Credit Agricole (London), 5.103%, 05/28/10, (02/28/08) (a)[4]	2,200,000		2,202,561
Deutsche Bank AG London, 6.000%, 09/01/17	5,000,000		5,325,515
Ford Motor Credit Co., 5.800%, 01/12/09	6,200,000		6,031,856
Ford Motor Credit Co., 6.375%, 11/05/08	6,100,000		6,019,254
Ford Motor Credit Co., 7.875%, 6/15/10	2,000,000		1,883,738
Fortis Bank NY, 3.216%, 06/30/08, (02/29/08)[4]	4,500,000		4,497,075
Fortis Bank NY, 4.780%, 09/30/08, (03/31/08)[4]	3,100,000		3,101,488
GAZ Capital, 6.212%, 11/22/16 (a)	400,000		391,000
General Electric Capital Corp., 3.274%, 10/26/09, (04/28/08)[4]	6,000,000		5,982,690
General Electric Capital Corp., 3.964%, 1/20/10, (04/21/08)[4]	3,900,000		3,890,328
General Electric Capital Corp., 3.994%, 10/21/10, (04/21/08)[4]	5,000,000		4,926,645
General Electric Capital Corp., 4.686%, 01/05/09, (04/07/08) (a)[4]	2,500,000		2,503,645
General Electric Capital Corp., 4.939%, 08/15/1, (02/15/08)[4]	3,600,000		3,521,290
General Electric Capital Corp., 5.500%, 09/15/67 (a)[5]	5,500,000		7,754,662

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Finance - 28.7% (continued)
GMAC LLC, 6.000%, 12/15/11	$400,000		$337,568
GMAC LLC, 6.119%, 05/15/09, (02/15/08)[4]	3,200,000		2,988,566
Goldman Sachs Group, Inc., 4.924%, 12/23/08, (03/25/08)[4]	100,000		99,422
Goldman Sachs Group, Inc., 4.957%, 11/16/09, (02/19/08)[4]	1,300,000	[2]	1,288,621
Goldman Sachs Group, Inc., 4.974%, 12/22/08, (03/25/08)[4]	8,800,000		8,760,858
Goldman Sachs Group, Inc., 4.974%, 06/23/09, (03/25/08)[4]	4,300,000		4,265,153
Goldman Sachs Group, Inc., 5.950%, 01/18/18	4,800,000		4,962,989
Goldman Sachs Group, Inc., 6.250%, 09/01/17	3,200,000		3,399,194
Goodyear Tire & Rubber 2nd Lien Term B Loan, 4.862%, 04/20/14[5]	2,000,000		1,832,500
HBOS PLC, 5.920%, 09/01/49 (a)[5,10]	400,000		346,664
HBOS Treasury Services PLC, 4.037%, 7/17/09, (04/17/08)[4]	3,600,000		3,601,505
HSBC Finance Corp., 3.954%, 10/21/09, (04/21/08)[4]	1,600,000		1,559,659
HSBC Finance Corp., 5.121%, 09/15/08, (03/17/08)[4]	5,900,000		5,886,123
HSBC Holdings PLC, 6.500%, 09/15/37	900,000		884,252
HSNC Holdings PLC, 6.500%, 05/02/36	800,000		789,206
ICICI Bank, Ltd., 4.917%, 01/12/10, (04/14/08) (a)[4]	3,400,000		3,357,687
JPMorgan Chase & Co., 3.335%, 06/26/09, (04/14/08)[4]	1,800,000		1,793,531
JPMorgan Chase & Co., 6.000%, 01/15/18	1,600,000		1,663,592
JPMorgan Chase Bank NA, 6.000%, 10/01/17	5,800,000		6,057,891
JPMorgan Chase Capital XX, 6.550%, 09/29/36	400,000		367,393
KBC Bank Fund Trust II, 6.875%, 06/30/49[5,10]	1,900,000		2,836,342
Korea Development Bank, 4.843%, 04/03/10, (04/03/08)[4]	7,100,000		7,098,814
Lehman Brothers Holdings, Inc., 3.984%, 10/22/08, (04/22/08)[4]	3,900,000		3,854,222
Lehman Brothers Holdings, Inc., 4.171%, 07/18/11, (04/18/08)[4]	1,700,000		1,615,150
Lehman Brothers Holdings, Inc., 4.793%, 04/03/09, (04/03/08)[4]	4,700,000		4,615,132
Lehman Brothers Holdings, Inc., 4.934%, 12/23/08, (03/25/08)[4]	200,000		197,276
Lehman Brothers Holdings, Inc., 4.978%, 11/16/09, (02/19/08)[4]	1,200,000		1,171,266
Lehman Brothers Holdings, Inc., 5.170%, 05/25/10, (02/25/08)[4]	1,000,000		965,163
Lehman Brothers Holdings, Inc., 5.625%, 01/24/13	2,000,000		2,028,014
Lloyds TSB Capital, 7.375%, 02/07/49[5,10]	€1,800,000		2,845,912
Merrill Lynch & Co., Inc., 3.531%, 7/25/11, (04/25/08)[4]	3,000,000		2,824,155
Merrill Lynch & Co., Inc., 3.888%, 10/23/08, (04/23/08)[4]	4,300,000		4,266,288
Merrill Lynch & Co., Inc., 4.960%, 08/14/09, (02/14/08)[4]	2,200,000		2,152,366
Merrill Lynch & Co., Inc., 5.211%, 12/04/09, (03/04/08)[4]	2,100,000		2,033,947
Merrill Lynch & Co., Inc., 6.400%, 08/28/17	2,300,000		2,366,723
Met Life Glob Funding I, 4.945%, 05/17/10, (02/19/08) (a)[4]	4,100,000		4,074,777
Metlife, Inc., 6.400%, 12/15/36	800,000		720,161
Morgan Stanley & Co., Inc., 3.974%, 11/21/08, (02/21/08)[4]	1,800,000		1,788,773
Morgan Stanley & Co., Inc., 4.348%, 01/15/10, (04/15/08)[4]	4,600,000		4,532,357
Morgan Stanley & Co., Inc., 5.006%, 2/9/09, (02/11/08)[4]	1,400,000		1,388,967
Morgan Stanley & Co., Inc., 5.950%, 12/28/17	1,800,000		1,820,432
Morgan Stanley & Co., Inc., 6.250%, 08/28/17	1,000,000		1,040,320
MUFG Capital Finance, 6.346%, 7/29/49[5,10]	400,000		381,976
Nordea Bank Finland PLC, 3.214%, 03/31/08, (02/29/08)[4]	1,800,000		1,799,791
Nordea Bank Finland PLC, 4.429%, 04/09/09, (02/11/08)[4]	4,700,000		4,696,466
Nordea Bank Finland PLC, 4.991%, 05/28/08, (02/28/08)[4]	1,800,000		1,801,807
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)	226,453		225,444
Residential Capital LLC, 7.615%, 05/22/09, (02/22/08)[4]	2,500,000		1,712,500
Resona Bank Ltd., 5.850%, 04/15/49 (a)[5,10]	500,000		462,804
Royal Bank of Scotland Group PLC, 3.230%, 03/26/08, (02/26/08)[4]	900,000		899,788
Royal Bank of Scotland Group PLC, 3.944%, 07/21/08, (04/21/08) (a)[4]	1,800,000		1,801,942
Royal Bank of Scotland Group PLC, 6.990%, 10/05/17 (a)[6]	2,600,000		2,605,192
Royal Bank of Scotland Group PLC, 9.118%, 03/31/10	1,000,000	[2]	1,083,756
Santander Perpetual, 6.671%, 10/29/49 (a)[5]	2,100,000	[2]	2,131,426
Santander US Debt SA Unipersonal, 4.970%, 9/19/08, (03/25/08)[4]	11,600,000		11,586,440
Skandinav Enskilda Bank/NY, 4.869%, 02/13/09, (02/13/08)[4]	400,000		399,788
SMFG Preffered Capital, Ltd., 6.078%, 01/29/49 (a)[5,10]	1,100,000		1,022,868
Societe Generale NA, 3.261%, 06/30/08, (02/29/08)[4]	2,000,000		1,994,560
State Street Capital Trust III, 8.250%, 03/15/11	2,000,000		2,016,335
State Street Capital, 5.991%, 06/15/37, (03/15/08)[4]	300,000		248,211
TNK- BP Finance SA, 6.125%, 03/20/12	400,000		387,520
UBS AG, Series DPNT, 5.875%, 12/20/17	1,400,000		1,472,470
Unicredito Italiano, 3.085%, 05/06/08, (05/06/08)[4]	800,000		799,613
Unicredito Italiano, 5.062%, 05/29/08, (02/29/08)[4]	2,300,000		2,301,598
Unicredito Luxembourg Finance SA, 3.768%, 10/24/08, (04/24/08) (a)[4]	10,900,000		10,883,367
USB CAPITAL IX, 6.189%, 3/29/49[5]	300,000		238,662
Verizon Idearc, Inc.Term B Loan, 5.095%, 11/17/14[5]	5,247,000		4,796,235
Wachovia Bank NA, 4.673%, 10/03/08, (03/03/08)[4]	7,200,000		7,204,565
Wachovia Corp., 5.174%, 12/01/09, (03/03/08)[4]	4,500,000		4,451,206
Wachovia Corp., 5.750%, 02/01/18	4,400,000		4,418,220
Westpac Banking Corp., 3.101%, 06/06/08, (03/06/08)[4]	1,400,000		1,399,539
Total Finance			384,686,084
Industrial - 6.3%
Amgen Inc, 5.133%, 11/28/08, (02/28/08) (a)[4]	4,400,000		4,399,556
AstraZeneca PLC, 5.900%, 09/15/17	800,000		848,661
AstraZeneca PLC, 6.450%, 09/15/37	700,000		760,077
AT&T, Inc., 3.195%, 02/05/10, (05/06/08)[4]	1,200,000		1,190,184
AT&T, Inc., 4.950%, 01/15/13	1,700,000		1,742,464
AT&T, Inc., 5.500%, 02/01/18	1,700,000		1,708,939
AT&T, Inc., 6.300%, 01/15/38	1,200,000		1,195,614
BellSouth Corp., 4.969%, 08/15/08, (02/15/08)[4]	3,600,000		3,596,774
Codelco, Inc., 6.150%, 10/24/36 (a)	300,000		295,316
Comcast Corp., 5.875%, 02/15/18	600,000		600,617
Comcast Corp., 6.450%, 03/15/37	600,000	[2]	583,310
DaimlerChrysler NA Holdings, 3.562%, 08/03/09, (05/06/08)[4]	2,200,000		2,175,925
DaimlerChrysler NA Holdings, 5.461%, 03/13/09, (03/13/08)[4]	2,900,000		2,886,706
DNB NOR Bank ASA, 4.447%, 10/13/09, (04/08/08) (a)[4]	13,100,000		13,135,619
General Electric Capital Corp., 4.820, 1/8/2016, (04/08/08)[4]	1,000,000		961,735
Heinz (H.J.) Co., 6.428%, 12/01/08 (a)	400,000		411,183
IBM Corp., 5.700%, 09/14/17	16,100,000		16,944,348
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)	1,800,000		1,858,824
Peabody Energy Corp., 7.875%, 11/01/26 (a)	800,000		828,000
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000	[2]	1,790,338
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)	900,000		879,053
Rohm & Haas Holdings, 6.000%, 09/15/17	1,100,000		1,132,690
Salomon Brothers, 10.500%, 10/21/09	2,100,000		2,285,848

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Industrial - 6.3% (continued)
Sonat Inc., 7.625%, 07/15/11	$1,300,000	$1,338,587
Telefonica Emisiones SAU, 5.226%, 6/19/09, (03/20/09)[4]	3,000,000	2,973,405
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	6,240,684
Time Warner, Inc., 5.109%, 11/13/09, (02/13/08)[4]	2,000,000	1,942,070
Time Warner, Inc., 5.875%, 11/15/16	1,200,000	1,182,446
Vale Overseas, Ltd., 6.250%, 01/23/17	500,000	494,556
Vale Overseas, Ltd., 6.875%, 11/01/36	500,000	465,645
VTB Capital SA., 3.839%, 08/01/08, (05/06/08) (a)[4]	2,200,000	2,191,750
Wal-Mart Stores, Inc., 4.891%, 06/16/08, (03/16/08)[4]	5,100,000	5,109,593
Total Industrial		84,150,517
Mortgage-Backed Security - 10.3%
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) (a)[4]	1,077,467	1,058,196
Banc Of America Funding Corp., 4.111%, 05/25/35[5]	1,558,096	1,526,057
Bear Stearns Adjustable Rate Mortgage Trust, 3.964%, 11/25/30[4]	50,177	50,088
Bear Stearns Adjustable Rate Mortgage Trust, 5.099%, 04/25/33[5]	885,666	901,516
Bear Stearns Adjustable Rate Mortgage Trust, 5.639%, 02/25/33[5]	212,490	211,793
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 4.125%, 03/25/35, (01/25/09)[4]	21,949,308	21,977,788
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 4.125%, 03/25/35, (12/25/08)[4]	21,651,634	21,591,862
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 4.550%, 08/25/35, (10/25/09)[4]	25,156,707	25,005,923
Bear Stearns Alt-A Trust, 5.368%, 05/25/35[5]	2,127,374	2,097,121
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.508%, 09/25/35[5]	1,015,290	937,049
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50	2,800,000	2,805,723
Bear Stearns Mortgage Funding Trust, 3.446%, 02/25/37, (02/25/08)[4]	3,697,721	3,612,958
Citigroup Mortgage Loan Trust, Inc., 4.306%, 11/15/36, (02/15/08)[4]	238,227	230,417
Citigroup Mortgage Loan Trust, Inc., 4.700%, 12/25/35, (07/25/10)[4]	633,262	635,670
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 4.747%, 08/25/35, (10/25/08)[4]	14,897,686	14,755,468
Countrywide Alternative Loan Trust, 3.556%, 04/25/07, (02/25/08)[4]	1,801,760	1,649,801
Countrywide Home Loans, Inc., Asset Backed Certificates, 5.250%, 02/20/36, (09/20/10)[4]	661,553	657,651
Greenpoint Mortgage Funding Trust, 3.456%, 10/25/46, (02/25/08)[4]	2,052,225	2,010,414
Greenpoint Mortgage Funding Trust, 3.456%, 12/25/36, (02/25/08)[4]	2,130,045	2,089,505
GS Mortgage Securities Corp. II, 4.630%, 03/06/20, (02/06/08) (a)[4]	2,605,688	2,449,303
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.251%, 11/25/35[5]	2,431,785	2,401,017
Impac Secured Assets Corp, 3.456%, 01/25/37, (02/25/08)[4]	1,328,835	1,289,742
Indymac Index Mortgage Loan Trust, 3.466%, 11/25/46, (02/25/08)[4]	1,230,602	1,199,694
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 5.183%. 01/25/36[5]	2,938,185	2,574,844
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.024%, 02/25/35[5]	1,763,403	1,770,969
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9, Class A3, 5.336%, 05/15/47	2,100,000	2,055,731
Lehman Brothers Floating Rate Commecial Mortgage Trust, 4.316%, 09/15/21, (02/15/08)[4]	416,750	400,992
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 3.586%, 02/25/36, (02/25/08)[4]	1,095,903	1,022,924
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 3.626%, 11/25/35, (02/25/08)[4]	368,371	355,529
Prime Mortgage Trust, 3.776%, 02/25/19, (02/25/08)[4]	84,971	84,887
Prime Mortgage Trust, 3.776%, 02/25/34, (02/25/08)[4]	425,459	414,995
Structured Asset Mortgage Investments Inc., 4.264%, 09/19/32, (02/29/08)[4]	561,157	545,269
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 4.184%, 07/19/35, (02/29/08)[4]	1,275,290	1,259,919
Structured Asset Securities Corp., 5.345%, 10/25/35[5]	2,097,324	2,065,549
Structured Asset Securities Corp., 7.131%, 01/25/32[4]	30,540	30,482
Thornburg Mortgage Securities Trust, 3.486%, 12/25/36, (02/25/08)[4]	1,816,428	1,750,357
Wachovia Bank Commercial Mortgage Trust, 4.316%, 06/15/20, (02/15/08) (a)[4]	3,069,756	2,936,042
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A Class A1, 4.326%, 09/15/21, (02/15/08)[4]	5,940,575	5,688,314
Washington Mutual MSC Mortgage Pass-Through, 6.925%, 02/25/31[5]	69,664	69,435
Washington Mutual, 5.862%, 11/25/42, (02/25/08)[4]	287,819	281,566
Washington Mutual, Series 2005-AR13, Class A1A1, 4.481%, 10/25/45, (02/25/08)[4]	453,301	424,663
Wells Fargo Mortgage Backed Securities, 4.950%, 03/25/36[5]	2,782,526	2,780,756
Total Mortgage-Backed Security		137,657,979
Utility - 0.6%
Enel Finance International SA, 6.800%, 09/15/37 (a)	5,800,000	5,913,687
Transocean, Inc., 5.341%, 09/05/08, (05/05/08)[4]	2,200,000	2,192,920
Total Utility		8,106,607
Total Corporate Bonds (cost $670,422,332)		672,831,510
Foreign Government and Agency Obligations - 0.2%
Republic of Brazil, 10.250%, 01/10/28	1,250,000	669,770
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)	300,000	299,140
Export-Import Bank of Korea, 5.214%, 06/01/09, (03/03/08)[4]	2,700,000	2,707,355
Total Foreign Government and Agency Obligations (cost $3,716,769)		3,676,265
U.S. Government and Agency Obligations - 71.5%
Federal Home Loan Mortgage Corporation - 13.5%
FHLMC, 4.386%, 07/15/19 to 10/15/20	37,300,556	37,129,532
FHLMC, 4.466%, 02/15/19	13,203,374	13,120,316
FHLMC, 4.536%, 05/15/36	1,699,247	1,692,737
FHLMC, 4.736%, 09/15/30, (02/15/08)[4]	69,393	69,263
FHLMC, 4.911%, 11/01/35, (09/01/09) (a)[4]	4,096,717	4,227,502
FHLMC, 5.000%, 10/01/18 to 11/01/18	1,861,764	1,890,071
FHLMC, 5.500%, 01/01/37	4,029,532	4,081,582
FHLMC, 6.000%, 02/01/16 to 09/01/16	10,042,734	10,301,919
FHLMC, 6.500%, 01/01/26 to 08/15/31	12,960,700	13,760,694
FHLMC, 7.000%, 11/15/20	35,679	35,637
FHLMC, 7.500%, 08/15/30	456,219	494,703
FHLMC, 7.815%, 07/01/30	3,727	3,794

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Federal Home Loan Mortgage Corporation - 13.5% (continued)
FHLMC Gold Pool, 4.500%, 02/01/14	$283,556		$290,541
FHLMC Gold Pool, 5.500%, TBA	68,000,000		68,839,392
FHLMC Gold Pool, 6.000%, 05/01/16 to 01/01/38	23,737,251		24,343,300
FHLMC Structured Pass Through Securities, 5.988%, 02/25/45, (02/25/08)[4]	241,534		243,517
Total Federal Home Loan Mortgage Corporation			180,524,500
Federal National Mortgage Association - 55.5%
FNMA, 3.436%, 12/25/36, (02/25/08)[4]	1,167,133		1,143,691
FNMA, 3.500%, 07/01/11	494,813		486,833
FNMA, 4.000%, 05/01/14	361,683		366,059
FNMA, 4.500%, 05/01/21	156,779		157,184
FNMA, 4.668%, 05/25/35	500,000		509,319
FNMA, 4.673%, 09/01/35, (08/01/10) (a)[4]	4,344,701		4,392,036
FNMA, 4.832%, 06/01/35, (06/01/10) (a)[4]	7,034,491		7,161,602
FNMA, 5.000%, 12/01/16 to 08/01/37	231,854,879		231,759,023
FNMA, 5.000%, TBA	1,000,000		1,013,594
FNMA, 5.500%, 12/01/16 to 06/01/37	227,373,999		230,682,880
FNMA, 5.500%, TBA	93,000,000		94,089,867
FNMA, 5.622%, 05/01/36, (02/01/08)[4]	1,175,682		1,184,815
FNMA, 5.641%, 05/01/36, (02/01/08)[4]	2,080,718		2,096,917
FNMA, 5.988%, 07/01/44, (02/01/08)[4]	448,611		451,097
FNMA, 6.000%, 04/01/16 to 01/01/38	120,654,815		123,873,581
FNMA, 6.000%, TBA	33,000,000		33,861,102
FNMA, 6.500%, 07/01/36 to 04/01/37	1,811,155		1,880,615
FNMA, 6.500%, TBA	6,100,000		6,331,611
FNMA Whole Loan, Series 2003-W1, Class 1A1, 6.500%, 12/25/42	398,809		420,060
FNMA, 7.200%, 05/25/23	979,971		1,070,703
FNMA, 7.500%, 02/25/08	764		763
Total Federal National Mortgage Association			742,933,352
Government National Mortgage Association - 1.0%
GNMA, 5.625%, 08/20/25, (10/01/08)[4]	34,985		35,261
GNMA, 6.000%, 05/15/37	941,076		972,478
GNMA, 6.000%, 06/15/37	1,988,535		2,054,890
GNMA, 6.125%, 10/20/25, (01/01/09)[4]	21,690		22,059
GNMA, 6.125%, 10/20/27, (01/01/09)[4]	108,223		110,058
GNMA, 6.125%, 11/20/24, (01/01/09)[4]	50,335		51,189
GNMA, 6.125%, 11/20/26, (01/01/09)[4]	28,229		28,717
GNMA, 6.125%, 11/20/29, (01/01/09)[4]	243,956		248,187
GNMA, 6.375%, 03/20/24, (04/01/08)[4]	53,741		54,802
GNMA, 6.375%, 04/20/21, (07/01/08)[4]	11,186		11,459
GNMA, 6.500%, 06/20/28[5]	1,219,889		1,290,045
GNMA, 6.750%, 10/16/40[5]	8,210,228		8,462,199
Total Government National Mortgage Association			13,341,344
United States Treasury Securities - 1.5%
US Treasury Bill, 0.000%, 03/13/08[6,11]	170,000		169,680
U.S.Treasury Inflation Indexed Bonds, 2.000%, 3/31/11	2,646,850	[2]	2,776,093
U.S.Treasury Inflation Indexed Bonds, 2.375%, 01/15/25	5,908,440	[2]	6,516,365
U.S.Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	833,608		928,041
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	649,615	[2]	864,648
U.S.Treasury Note, 4.500%, 05/15/17	8,300,000		8,873,870
Total U.S. Treasury Securities			20,128,697
Total U.S. Government and Agency Obligations (cost $943,286,003)			956,927,893
Municipal Bonds - 0.4%
Badger Tobacco Asset Securitization Corp. (WI), 6.000%, 06/01/17	2,600,000		2,657,174
Buckeye Tobacco Settlement Financing Authority, Asset-Backed Class A-2, 5.875%, 06/01/30	1,000,000		979,820
State of Texas, Transn Commn-Mobility Fund, Series A, 4.750%, 04/01/35	1,200,000		1,202,088
Truckee Meadows, NV Water Authority Revenue, Series A, 5.000%, 07/01/36[5]	67,000		72,497
Total Municipal Bond (cost $4,809,014)			4,911,579
	Shares
Municipal Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500		336,750
DWS Municipal Income Trust	55,000	[2]	608,850
MFS Municipal Income Trust	53,800	[2]	394,354
Nuveen Performance Plus Municipal Fund	55,000		762,300
Nuveen Premium Income Municipal Fund II	55,000		771,650
Nuveen Premium Income Municipal Fund IV	55,000		659,450
Nuveen Quality Income Municipal Fund	55,000	[2]	784,300
Putnam Municipal Bond Fund	32,257		387,407
Van Kampen Advantage Municipal Income Trust II	61,796	[2]	805,820
Van Kampen Trust for Investment Grade Municipals	55,000		824,450
Total Municipal Funds (cost $6,544,620)			6,335,330
Preferred Stock - 1.2%
Bank of America Corp., 7.250%, 01/31/38	9,000		10,098,000
DG Funding Trust, 5.345%, 03/31/08 (a)[4]	573		6,005,756
Total Preferred Stock (cost $15,037,773)			16,103,756
Options and Swaptions - 1.2%
3-Month USD-LIBOR-BBA (Call), 3.600%, 07/02/09	16,100,000		185,778
3-Month USD-LIBOR-BBA (Call), 4.750%, 03/31/08	81,200,000		2,960,517
3-Month USD-LIBOR-BBA (Call), 4.750%, 03/31/08	97,600,000		3,558,454
3-Month USD-LIBOR-BBA (Call), 4.750%, 09/26/08	9,000,000		293,847
3-Month USD-LIBOR-BBA (Call), 4.750%, 12/15/08	64,300,000		1,965,969
3-Month USD-LIBOR-BBA (Call), 5.000%, 12/15/08	197,000,000		6,868,121
3-Month USD-LIBOR-BBA (Call), 5.200%, 02/02/09	5,000,000		184,484
Total Options and Swaptions (cost $2,190,360)			16,017,170
	Principal Amount
Short-Term Investments - 4.2%
Commercial Paper - 0.2%
Rabobank USA Finance Discount Notes, 3.010%, 02/01/08[8]	$3,300,000		$3,300,000
	Shares
Other Investment Companies - 3.0%[1]
Bank of New York Institutional Cash Reserves Fund, 4.02%[3]	23,744,365		23,744,365
Dreyfus Cash Management Fund, Institutional Class Shares, 4.26%	16,301,006		16,301,006
Total Other Investment Companies			40,045,371
U.S. Government and Agency Discount Notes - 1.0%[8]
FNMA Discount Note, 2.645%, 03/26/08	13,300,000		13,247,133
Total Short-Term Investment Companies (cost $56,560,384)			56,592,504
Total Investments - 129.5% (cost $1,702,567,254)			1,733,396,007
Other Assets, less Liabilities - (29.5)%			(394,301,636)
Net Assets - 100%			$1,339,094,371

Managers California Intermediate Tax-Free Fund

January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bond - 87.8%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$261,810
Bay Area Government Association, California Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	524,335
Bay Area Toll Authority of San Francisco, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/21	1,750,000	1,897,278
Bay Area Toll Authority, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/19	1,000,000	1,102,600
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,136,920
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/20	455,000	490,704
California State Department Veteran Affairs, 4.400%, 12/01/21	400,000	395,852
California State Public Works Board, 5.000%, 01/01/21	1,250,000	1,297,038
California State Public Works Board, 5.250%, 03/01/19 (AMBAC Insured)	200,000	215,454
Campbell, CA Union High School District, 4.300%, 08/01/19 (FSA Insured)	270,000	280,533
Clovis, CA Unified School District, 5.000%, 08/01/21 (MBIA Insured)	540,000	582,979
Desert Sands, CA University School District, 5.000%, 06/01/22 (AMBAC Insured)	500,000	531,070
East Bay, CA Municipal Utility District, 4.750%, 06/01/20 (FSA Insured)	1,300,000	1,364,688
Eastern Municipal Water District, Water & Sewer Revenue, 5.000%, 07/01/17 (MBIA Insured)	100,000	110,608
Eastern Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21	330,000	353,592
El Monte, CA City School District, Election of 2004, Series A, 5.000%, 05/01/19 (FGIC Insured)	225,000	239,882
Fremont, CA Unified High School District of Santa Clara County, 5.000%, 09/01/20 (FGIC Insured)	400,000	425,628
Fremont, CA Unified School District of Alameda County, Series B, 4.500%, 08/01/20 (FSA Insured)	365,000	379,826
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19 (AMBAC Insured)	1,000,000	1,082,700
Kern, CA High School District, 5.000%, 08/01/21 (FSA Insured)	1,100,000	1,196,492
Lincoln, CA Unified School District - Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	155,115
Long Beach, CA Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	716,036
Los Angeles California Unified School District, Series B, 4.750%, 07/01/19	1,810,000	1,952,954
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	321,927
Los Angeles, CA Department of Water & Power, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	564,810
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	298,788
Los Angeles, CA Harbor Department Revenue, Series C, 5.000%, 08/01/22 (FGIC Insured)	565,000	597,617
Los Angeles, CA Unified School District, 5.000%, 07/01/20 (AMBAC Insured)	800,000	864,904
Los Osos CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,068,410
Metropolitan Water District of Southern California, Waterworks Revenue, Series A, 4.125%, 03/01/19	325,000	335,358
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	427,974
Murrieta Valley California United School District, 5.000%, 09/01/22	500,000	543,155
Murrieta Valley, CA Election of 2002, Series B, 4.125%, 09/01/20 (FSA Insured)	345,000	352,538
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	367,754
Novato, CA Unified School District Election, 5.000%, 08/01/20 (MBIA Insured)	1,385,000	1,503,584
Novato, CA Unified School District, 5.000%, 08/01/21 (MBIA Insured)	465,000	500,270
Palomar, CA Community College, Election of 2006, Series A, 5.000%, 05/01/22 (FSA Insured)	1,000,000	1,087,830
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	322,263
Port of Oakland California, Series B, 5.000%, 11/01/21	1,000,000	1,084,990
Rancho Santiago California Community College District, Election 2002, Series C, 5.000%, 09/01/20	460,000	504,993
Riverside, CA Community College District, 5.000%, 08/01/21 (FSA Insured)	250,000	269,562
Riverside, CA Unified School District, Election of 2001, Series B, 4.250%, 08/01/21 (MBIA Insured)	300,000	302,982
Sacramento County, CA Sanitation Districts Financing Authority, 4.750%, 12/01/20 (FGIC Insured)	500,000	522,895
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	200,000	218,792
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	533,820
San Jose-Evergreen, CA Community College District, 5.250%, 09/01/16 (AMBAC Insured)	500,000	557,485
Santa Clara Valley, CA Water District, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	523,124
Santa Clara Valley, CA Water District, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	696,383
Santa Clarita, CA Community College District, 5.000%, 08/01/20 (AMBAC Insured)	350,000	373,390
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	100,000	106,968
Sonoma County CA Junior College District Election of 2002 Series C Bond, 5.000%, 08/01/22	1,700,000	1,852,745
Southwestern Community College, 5.000%, 08/01/18 (MBIA Insured)	600,000	661,392
State of California, 5.250%, 02/01/25	1,000,000	1,043,030
University of California Revenues, Series F, 4.750%, 05/15/20 (FSA insured)	200,000	212,514
Total Municipal Bond (cost $34,487,678)		35,316,341
	Shares
Other Investment Companies - 10.4%[1]
BlackRock Liquidity Funds, Institutional Class Shares - California Money Fund, 2.40%	4,193,338	4,193,338
Fidelity California AMT Tax-Free Money Market Fund, 2.89%	1,088	1,088
Total Other Investment Companies (cost $4,194,426)		4,194,426
Total Investments - 98.2% (cost $38,682,104)		39,510,767
Other Assets, less Liabilities - 1.8%		730,884
Net Assets - 100%		$40,241,651

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At January 31, 2008 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
FQ Tax-Managed U.S. Equity	$134,878,532	$14,471,847	$(3,813,862)	$10,657,985
FQ U.S. Equity	118,329,100	3,216,737	(7,292,252)	(4,075,515)
FQ Global Alternatives	53,210,098	7,325	(85,866)	(78,541)
Fremont Global	156,543,442	12,491,575	(5,504,190)	6,987,385
Small Cap	74,249,552	17,073,131	(7,147,454)	9,925,677
Fremont Micro-Cap	221,997,393	7,456,014	(18,943,544)	(11,487,530)
Fremont Institutional Micro-Cap	71,592,428	2,885,392	(7,182,447)	(4,297,055)
Real Estate Securities	20,919,526	191,339	(2,925,733)	(2,734,394)
Fremont Bond	1,702,600,910	40,141,722	(9,346,625)	30,795,097
California Intermediate Tax-Free	38,682,104	876,895	(48,232)	828,663

*	Non-income-producing security.

#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2008, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$852,265	0.6%
Fremont Bond	111,426,124	8.3%

[1]	Yield shown for an investment company represents its January 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of January 31, 2008, amounting to:

Fund	Market Value	% of Net Assets
FQ Tax-Managed U.S. Equity	$23,817,306	19.3%
FQ U.S. Equity	23,752,271	26.3%
Fremont Global	11,865,677	7.8%
Small Cap	8,787,166	11.7%
Fremont Micro-Cap	0	0%
Fremont Institutional Micro-Cap	0	0%
Fremont Bond	23,744,365	1.8%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Floating Rate Security. The rate listed is as of January 31, 2008. Date in parenthesis represents the security’s next coupon rate reset.

[5]	Variable Rate Security. The rate listed is as of January 31, 2008 and is periodically reset subject to terms and conditions set forth in the debenture.

[6]

Security held as collateral for futures contracts, amounting to a market value of $169,680, or 0.01% and $6,811,448 or 12.1% of net assets for the Managers Fremont Bond Fund and Managers AMG FQ Global Alternatives Fund, respectively.

[7]	Affiliated Company - See Note 10.

[8]	Represents yield to maturity at January 31, 2008.

[9]	Cash held as collateral for forward contracts in a segregated account at the Bank of New York.

[10]	Perpetuity Bond. The date shown is the final call date.

[11]	Zero coupon Security

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.	REIT: Real Estate Investment Trust
FNMA: Federal National Mortgage Association	TBA: To Be Announced
FHLB: Federal Home Loan Bank	FGIC: Financial Guaranty Insurance Corp.
FSA: FSA Capital, Inc.	MBIA: Municipal Bond Investor Assurance Corp.
MUD: Municipal Utility District	AMBAC: American Municipal Bond Assurance Corp.
USD: United States Dollar	GBP: British Pound
EUR: Euro	LIBOR: London Inter-Bank Offered Rate

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

$C: Canadian Dollar	€: Euro

Notes to Schedules of Portfolio Investments (continued)

(12) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions as of January 31, 2008 with companies which are or were affiliates are as follows:

Managers Fremont Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value	% of Ownership of Affiliate
Northern Technologies International Corp.	$33,215	0	—	$2,543,271	6.80%

*	As a percentage of the net assets.

(13) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2008, the underlying values for open foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives Fund

Cash pledged to cover margin requirements for open forward positions in Global Alternatives at January 31, 2008 is $1,400,000.

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Australian Dollar	Short	03/19/08	($47,157,654)	($46,366,170)	($791,484)
Canadian Dollar	Short	03/19/08	(32,418,243)	(32,456,037)	37,794
Swiss Franc	Short	03/19/08	(36,698,626)	(35,865,945)	(832,681)
Euro	Short	03/19/08	(44,168,704)	(43,637,318)	(531,386)
Pound Sterling	Short	03/19/08	(28,494,607)	(28,766,791)	272,184
Japanese Yen	Short	03/19/08	(14,688,878)	(14,028,106)	(660,772)
New Zealand Dollar	Short	03/19/08	(39,940,887)	(39,055,259)	(885,628)
Swedish Krona	Short	03/19/08	(17,245,767)	(17,126,203)	(119,564)
Australian Dollar	Long	03/19/08	15,691,579	15,383,012	308,567
Canadian Dollar	Long	03/19/08	33,876,740	33,785,048	91,692
Swiss Franc	Long	03/19/08	42,648,053	41,238,820	1,409,233
Euro	Long	03/19/08	25,374,364	25,131,642	242,722
Pound Sterling	Long	03/19/08	23,912,556	23,844,778	67,778
Japanese Yen	Long	03/19/08	49,850,675	48,996,198	854,477
New Zealand Dollar	Long	03/19/08	28,063,172	27,304,870	758,302
Swedish Krona	Long	03/19/08	26,017,727	25,978,223	39,504

		Total:	($15,378,500)	($15,639,238)	$260,738

Managers Fremont Global Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Euro	Short	02/01/2008-02/05/2008	($423,640)	($422,548)	($1,092)
Pound Sterling	Short	02/05/2008	(32,410)	(32,426)	16
Swiss Franc	Short	02/01/2008-02/04/2008	(157,656)	(155,821)	(1,835)
Hong Kong Dollar	Long	02/04/2008	113,741	113,755	(14)
Japanese Yen	Long	02/01/2008-02/05/2008	283,602	283,026	575
Pound Sterling	Long	02/01/2008-02/04/2008	249,565	249,429	136

		Total:	$33,203	$35,416	($2,213)

Managers Fremont Bond Fund

Cash pledged to cover margin requirements for open forward positions in Managers Fremont Bond Fund at January 31, 2008 is $9,150,000.

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Brazilian Real	Short	03/04/2008	($44,573,250)	($43,509,626)	($1,063,624)
Chillian Peso	Short	03/13/2008	(564,729)	(552,351)	(12,377)
Euro	Short	02/26/2008	(15,946,289)	(15,908,782)	(37,508)
Mexican Nuevo Peso	Short	03/13/2008	(5,970,405)	(5,902,403)	(68,002)
Polish Zloty	Short	03/13/2008-07/10/2008	(6,670,478)	(6,528,127)	(142,351)
Pund Sterling	Short	03/06/2008	(19,533,131)	(19,482,742)	(50,389)
Russian Ruble	Short	07/10/2008	(693,658)	(692,053)	(1,606)
Australian Dollar	Long	02/21/2008	3,425,963	3,315,347	110,615
Brazilian Real	Long	03/04/2008-12/02/2008	87,716,510	80,108,497	7,608,013
Chillian Peso	Long	03/13/2008-12-10/2008	1,123,954	1,041,245	82,710
Euro	Long	02/26/2008	514,061	507,478	6,583
Indian Rupee	Long	05/12/2008-08/12/2008	4,977,767	4,839,251	138,516
Indonesian Rupiah	Long	05/27/2008	820,018	870,000	(49,982)
Japanese Yen	Long	02/07/2008	2,151,620	2,070,990	80,630
Malaysian Ringgit	Long	05/21/2008	3,169,777	3,065,000	104,777
Mexican Nuevo Peso	Long	03/13/2008-07/10/08	11,938,743	11,793,799	144,944
New Zealand Dollar	Long	02/14/2008	468,375	458,210	10,166
Philippine Peso	Long	05/19/2008	2,903,870	2,585,000	318,870
Polish Zloty	Long	03/13/2008-07/10/2008	6,670,478	5,989,258	681,219
Russian Ruble	Long	07/10/2008-11/19/2008	8,519,159	8,377,337	141,822
Singapore Dollar	Long	02/20/2008-05/22/2008	9,661,724	9,181,794	479,930
South African Rand	Long	03/13/2008-07/10/2008	201,294	225,770	(24,476)
South Korean Won	Long	05/30/2008-08/04/2008	6,349,288	6,436,481	(87,194)
Swedish Krona	Long	03/06/2008	718,576	716,119	2,457

		Total :	$57,379,238	$49,005,492	$8,373,746

(14) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of January 31, 2008:

Managers AMG FQ Global Alternatives Fund

The market value of assets pledged to cover margin requirements for the open futures positions at October 31, 2007 amounted to $6,811,448.

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
10 Year Bond	AUD	352	Short	3/17/08	($429,591)
SPI 200 Index	AUD	52	Short	3/20/08	697,606
10 Year Bond	CAD	205	Short	3/19/08	(114,124)
S&P/ TSE 60 Index	CAD	92	Short	3/19/08	203,490
CAC40 10 Index	EUR	88	Short	2/15/08	336,065
Amsterdam Index	EUR	38	Short	2/15/08	25,640
DAX Index	EUR	6	Short	2/15/08	231,041
IBEX 35 Index	EUR	72	Short	2/15/08	418,871
Euro Bond	EUR	92	Long	3/6/08	284,267
S&P/MIB Index	EUR	2	Long	3/20/08	(60,537)
Gilt	GBP	190	Short	3/27/08	(213,267)
FTSE 100 Index	GBP	16	Long	3/20/08	(191,042)
Heng Seng Index	HKD	87	Long	2/28/08	(320,890)
10 Year Bond	JPY	33	Long	3/11/08	(199,566)
TOPIX Index	JPY	110	Long	3/13/08	(1,365,087)
S&P 500 Index	USD	14	Long	3/19/08	(31,950)
U.S. Long Bond	USD	349	Long	3/19/08	769,546

				Total:	$439,504

Managers AMG FQ U.S. Equity Fund

The market value of assets pledged to cover margin requirements for the open futures positions at October 31, 2007 amounted to $77,000.

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
S&P500 Future	USD	1	Long	3/19/08	($31,556)

Managers Fremont Bond Fund

The market value of assets pledged to cover margin requirements for the open futures positions at October 31, 2007 amounted to $169,680.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/Loss
3-Month Pound Sterling	1,833	Long	03/08-06/09	$3,703,555
3-Month Eurodollar	5,216	Long	03/08-06/09	28,830,113
5-Year U.S. Treasury Note	467	Short	03/08	(198,438)
2-Year U.S. Treasury Note	312	Short	03/08	(577,863)
10-Year U.S. Treasury Note	443	Long	03/08-06/08	1,571,766

	8,271			$33,329,134

(15) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund may thus assume the risk that payments owed by the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, a Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract. At January 31, 2008 the Managers Fremont Bond Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount		Unrealized Gain/(Loss)
Interest Rate Swaps
6-Month EUR-EURIBOR	Fixed Rate 4.000%	03/20/09		€3,300,000	($2,563)
6-Month EUR-EURIBOR	Fixed Rate 5.000%	12/19/09		€8,500,000	208,768
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.950%	03/30/12		€1,200,000	(21,541)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.955%	03/28/12		€1,000,000	(17,368)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	03/30/12		€800,000	(14,046)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	04/05/12		€400,000	(6,994)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	10/15/10		€3,900,000	44,457
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	10/15/10		€1,000,000	13,323
Mexican Interbank Equilibrium Interest Rate	Fixed Rate 7.780%	04/03/12	M$	15,200,000	(1,674)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	03/20/09		£4,400,000	79,504
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£1,000,000	(5,993)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£5,000,000	(29,964)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£9,800,000	(58,729)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/20/08		£8,300,000	78,934
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/20/08		£5,000,000	47,551
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	03/20/09		£4,700,000	84,925
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	06/19/09		£6,600,000	144,785
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	06/19/09		£23,400,000	513,328
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/19/09		£2,400,000	80,593
6-Month EUR-EURIBOR-Telerate	Fixed Rate 4.500%	03/19/10		€7,900,000	132,052
6-Month EUR-EURIBOR-Telerate	Fixed Rate 4.000%	06/15/18		€4,200,000	(188,309)
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	06/18/10		$49,900,000	1,044,226
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	06/18/10		$55,000,000	1,150,951
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	06/18/10		$5,400,000	113,002
Fixed Rate 5.000%	6-Month USD-LIBOR-BBA	06/18/38		$2,300,000	(54,164)
Fixed Rate 4.000%	3-Month USD-LIBOR-BBA	06/18/13		$800,000	(12,239)
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/35		£1,100,000	95,737
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£1,200,000	260,365
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£3,500,000	759,398
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£1,900,000	412,244
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£1,300,000	282,062
Fixed Rate 5.000%	6-Month GBP-LIBOR-BBA	12/19/37		£300,000	(29,525)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/38		$4,700,000	(110,684)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/38		$7,700,000	(181,333)
Fixed Rate 5.500%	6-Month GBP-LIBOR-BBA	12/15/36		£1,600,000	(392,869)
Fixed Rate 5.500%	6-Month GBP-LIBOR-BBA	12/15/36		£400,000	(98,217)
6-Month JPY-LIBOR-BBA	Fixed Rate 2.000%	12/19/17		¥150,000,000	53,225
6-Month JPY-LIBOR-BBA	Fixed Rate 2.000%	12/19/17		¥300,000,000	106,449
Mexican Interbank Equilibrium Interest Rate	Fixed Rate 8.170%	11/04/16	M$	4,300,000	1,961
Fixed Rate 6.500%	6-Month Australian Bank Bill Rate	03/20/18	A$	5,200,000	1,053
3-Month Australian Bank Bill Rate	Fixed Rate 7.000%	09/15/09	A$	35,700,000	(90,073)
6-Month Australian Bank Bill Rate	Fixed Rate 7.000%	03/20/13	A$	3,800,000	(39,407)
Credit Default Swaps
Anadarko Petroleum Corp. Bond	Fixed Rate 0.150%	03/20/08		$900,000	(240)
Federative Republic of Brazil Bond	Fixed Rate 1.520%	01/20/17		$3,000,000	(34,880)
Federative Republic of Brazil Bond	Fixed Rate 1.950%	08/20/16		$3,500,000	70,134
Petroleos Mexicanos, 9.500%, 09/15/27	Fixed Rate 0.620%	08/20/11		$3,500,000	(44,161)
Republic of Indonesia Bond	Fixed Rate 0.400%	12/20/08		$800,000	(4,578)
Republic of Panama Bond	Fixed Rate 1.250%	01/20/17		$200,000	(11,762)
Russian Federation Bond	Fixed Rate 0.495%	08/20/11		$3,500,000	(64,713)
Ukraine Government Bond	Fixed Rate 0.710%	12/20/08		$2,000,000	(9,271)
Ukraine Government Bond	Fixed Rate 0.700%	12/20/08		$2,000,000	(9,447)

United Mexican States Bond	Fixed Rate 0.650%	01/20/17		$1,000,000	(43,146)
Zero Coupon Swaps
Brazil Interbank Deposit Rate	Fixed Rate 11.980%	01/02/12	R$	5,800,000	(66,204)
Brazil Interbank Deposit Rate	Fixed Rate 10.575%	01/02/12	R$	8,200,000	(267,630)
Brazil Interbank Deposit Rate	Fixed Rate 11.360%	01/04/10	R$	5,500,000	(74,088)
Brazil Interbank Deposit Rate	Fixed Rate 11.430%	01/04/10	R$	3,600,000	(45,770)
Brazil Interbank Deposit Rate	Fixed Rate 11.465%	01/04/10	R$	1,400,000	(17,245)
Brazil Interbank Deposit Rate	Fixed Rate 12.780%	01/04/10	R$	5,000,000	2,043
Brazil Interbank Deposit Rate	Fixed Rate 12.948%	01/04/10	R$	2,100,000	5,389
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	01/02/12	R$	3,400,000	(13,747)
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	01/02/12	R$	3,400,000	(13,747)
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	01/02/12	R$	7,300,000	(29,515)

				Total:	$3,680,625

€: Euro     £: British Pound     ¥: Japanese Yen     $: U.S. Dollar     R$: Brazilian Real     C$: Canadian Dollar     MEX$: Mexican Peso

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on January 31, 2008 for the Managers Fremont Bond Fund:

Type	Number of Contracts	Exercise Price	Exercise Month/Day	Unrealized Gain/(Loss)
5-Year U.S. Treasury Notes (Put)	75	109.00	2/8	$52,491
5-Year U.S. Treasury Notes (Call)	75	111.00	2/22	(111,572)
10-Year U.S. Treasury Notes (Put)	141	110.00	2/22	74,229
10-Year U.S. Treasury Notes (Call)	11	112.00	2/22	(43,348)
10-Year U.S. Treasury Notes (Put)	38	114.00	2/22	2,874
10-Year U.S. Treasury Notes (Put)	82	114.00	5/23	11,764
10-Year U.S. Treasury Notes (Call)	141	114.00	2/22	(293,599)
10-Year U.S. Treasury Notes (Call)	38	118.00	2/22	(95)
10-Year U.S. Treasury Notes (Call)	157	118.00	5/23	(9,971)
3-Month USD-LIBOR-BBA (Call)	7,000,000	4.20%	7/2	(27,422)
3-Month USD-LIBOR-BBA (Call)	20,400,000	4.90%	3/31	(964,330)
3-Month USD-LIBOR-BBA (Call)	35,000,000	4.90%	3/31	(1,707,867)
3-Month USD-LIBOR-BBA (Call)	4,000,000	4.95%	9/26	(178,575)
3-Month USD-LIBOR-BBA (Call)	22,000,000	4.95%	3/31	(1,110,685)
3-Month USD-LIBOR-BBA (Call)	21,600,000	5.00%	12/15	(1,024,046)
3-Month USD-LIBOR-BBA (Call)	65,700,000	5.20%	12/15	(3,695,638)
3-Month USD-LIBOR-BBA (Call)	2,000,000	5.45%	2/2	(103,817)

			Total:	($9,129,608)

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ John H. Streur
John H. Streur, President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	March 28, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	March 28, 2008